Vanguard® Intermediate-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (0.6%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	100	112
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	500	569
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	175	207
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	75	76
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	250	261
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2030	80	89
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	165	188
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	205	222
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	215	219
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	405	434
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	65	71
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	200	223
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	50	55
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	250	277
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,103
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	240	263
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	380	394
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	85	87
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	375	381
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	325	330
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	500	512
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	320	310
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	225	226
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	50	55
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	140	157
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	150	170
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	200	220
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	200	218
	University of Alabama College & University Revenue	3.500%	7/1/2042	175	165
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/2041	25	25
					7,619
Alaska (0.0%)
	North Slope Borough AK GO	5.000%	6/30/2027	250	259
Arizona (1.0%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	215	223
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	215	229
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	75	76
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	40	38
	Arizona COP, ETM	5.000%	10/1/2026	220	224
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	105	106
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	170	185
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	455	455
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	50	53
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2026	500	509
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2035	75	85
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	20	23
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	15	16
[1]	Lake Havasu AZ Wastewater System Water Revenue	4.000%	7/1/2045	10	9
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	15	15
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	35	35
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2034	65	68
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	75	78
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	250	258
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	310	318
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	295	293
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	125	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	320	328
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	670	687
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	1,075	1,232
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	450	460
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	130	132
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2039	750	861
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	165	181
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2045	225	244
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	235	241
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	130	133
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	310	326
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	110	116
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	365	384
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	105	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	100	105
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	80	84
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	125	143
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	615	645
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	100	116
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	990	1,178
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	250	297
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	55	60
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	410	444
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	50	49
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	260	272
					12,366
Arkansas (0.0%)
	University of Arkansas College & University Revenue	5.000%	12/1/2045	360	374
California (14.9%)
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	100	99
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	100	101
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	25	25
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	150	152
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	300	301
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	95	101
[1]	Alvord Unified School District GO	0.000%	8/1/2036	35	24
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	30	26
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	155	130
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	20	21
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	100	73
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	460	474
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	115	119
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	610	651
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	210	214
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	100	113
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	150	173
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	15	17
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	615	625
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	75	76
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	130	158
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	240	240

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	625	631
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	100	117
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	60	66
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	50	54
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	110	122
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	210	229
Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	700	700
Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	235	230
Beverly Hills CA Unified School District GO	3.000%	8/1/2044	125	105
California (Veterans Bond Program) GO	4.750%	12/1/2042	200	213
California Department of Water Resources Water Revenue	5.000%	12/1/2027	45	48
California Department of Water Resources Water Revenue	5.000%	12/1/2029	70	72
California Department of Water Resources Water Revenue	5.000%	12/1/2031	15	17
California Department of Water Resources Water Revenue	4.000%	12/1/2034	255	257
California Department of Water Resources Water Revenue	5.000%	12/1/2034	330	373
California Department of Water Resources Water Revenue	5.000%	12/1/2035	15	17
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	35	41
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	25	27
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	435	517
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	225	267
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	385	445
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	75	87
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	170	207
California GO	3.000%	3/1/2026	40	40
California GO	5.000%	4/1/2026	50	50
California GO	3.875%	8/1/2026	250	252
California GO	5.000%	8/1/2026	60	61
California GO	5.000%	8/1/2026	55	56
California GO	5.000%	8/1/2026	100	102
California GO	5.000%	8/1/2026	1,000	1,015
California GO	5.000%	8/1/2026	600	609
California GO	4.000%	9/1/2026	250	253
California GO	5.000%	9/1/2026	75	76
California GO	5.000%	9/1/2026	150	153
California GO	5.000%	9/1/2026	30	31
California GO	5.000%	9/1/2026	135	137
California GO	4.000%	10/1/2026	525	532
California GO	5.000%	10/1/2026	260	265
California GO	5.000%	12/1/2026	500	513
California GO	5.000%	4/1/2027	360	372
California GO	3.500%	8/1/2027	730	744
California GO	5.000%	8/1/2027	285	289
California GO	5.000%	8/1/2027	365	381
California GO	5.000%	8/1/2027	500	522
California GO	5.000%	8/1/2027	100	104
California GO	4.000%	9/1/2027	500	516
California GO	5.000%	9/1/2027	90	91
California GO	5.000%	9/1/2027	120	126
California GO	5.000%	10/1/2027	155	163
California GO	5.000%	10/1/2027	390	409
California GO	5.000%	11/1/2027	445	468
California GO	5.000%	11/1/2027	590	620
California GO	5.000%	12/1/2027	440	464
California GO	5.000%	4/1/2028	90	96
California GO	5.000%	8/1/2028	430	436
California GO	5.000%	8/1/2028	55	57
California GO	5.000%	8/1/2028	335	359
California GO	5.000%	8/1/2028	305	327
California GO	4.000%	9/1/2028	400	419
California GO	5.000%	9/1/2028	40	41
California GO	5.000%	9/1/2028	40	41
California GO	5.000%	9/1/2028	15	16
California GO	3.000%	10/1/2028	75	75
California GO	5.000%	10/1/2028	55	59
California GO	5.000%	10/1/2028	405	436
California GO	5.000%	11/1/2028	275	289
California GO	5.000%	12/1/2028	260	281
California GO	3.000%	3/1/2029	215	215
California GO	3.000%	3/1/2029	70	70
California GO	5.000%	3/1/2029	500	544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/2029	235	256
	California GO	5.000%	4/1/2029	35	38
	California GO	3.000%	8/1/2029	100	100
	California GO	5.000%	8/1/2029	845	857
	California GO	5.000%	8/1/2029	925	964
	California GO	5.000%	8/1/2029	1,265	1,283
	California GO	5.000%	8/1/2029	220	242
	California GO	3.000%	9/1/2029	255	255
	California GO	5.000%	9/1/2029	425	432
	California GO	5.000%	9/1/2029	295	325
	California GO	5.000%	10/1/2029	705	779
	California GO	5.000%	10/1/2029	525	565
	California GO	5.000%	10/1/2029	1,240	1,370
	California GO	5.000%	11/1/2029	100	105
	California GO	5.000%	11/1/2029	20	22
	California GO	5.000%	3/1/2030	250	279
	California GO	5.000%	4/1/2030	275	300
	California GO	5.000%	4/1/2030	155	173
	California GO	5.000%	4/1/2030	155	173
	California GO	5.000%	8/1/2030	1,000	1,014
	California GO	5.000%	8/1/2030	60	63
	California GO	5.000%	8/1/2030	300	321
	California GO	5.000%	8/1/2030	35	39
	California GO	5.000%	8/1/2030	840	946
	California GO	5.000%	9/1/2030	800	813
	California GO	5.000%	9/1/2030	265	299
	California GO	5.000%	9/1/2030	600	677
	California GO	5.000%	9/1/2030	195	220
	California GO	5.000%	9/1/2030	5	5
	California GO	5.000%	10/1/2030	260	287
	California GO	5.000%	10/1/2030	130	140
	California GO	5.000%	10/1/2030	60	68
	California GO	5.000%	10/1/2030	75	85
	California GO	5.000%	11/1/2030	150	157
	California GO	5.000%	11/1/2030	370	419
	California GO	5.000%	12/1/2030	305	346
	California GO	5.000%	3/1/2031	295	329
	California GO	5.000%	4/1/2031	60	69
	California GO	5.000%	4/1/2031	280	320
	California GO	5.000%	4/1/2031	240	261
	California GO	3.250%	8/1/2031	365	380
	California GO	5.000%	8/1/2031	100	115
	California GO	5.000%	8/1/2031	70	80
	California GO	5.000%	8/1/2031	100	115
	California GO	5.000%	9/1/2031	55	56
	California GO	5.000%	9/1/2031	270	311
	California GO	5.000%	9/1/2031	100	115
	California GO	5.000%	9/1/2031	95	109
	California GO	5.000%	9/1/2031	300	345
	California GO	5.000%	9/1/2031	200	230
	California GO	5.000%	10/1/2031	115	127
	California GO	5.000%	11/1/2031	60	63
	California GO	5.000%	11/1/2031	1,000	1,129
	California GO	5.000%	12/1/2031	55	64
	California GO	5.000%	3/1/2032	1,240	1,378
	California GO	5.000%	3/1/2032	100	116
	California GO	5.000%	4/1/2032	35	41
	California GO	5.000%	4/1/2032	75	82
	California GO	3.500%	8/1/2032	205	216
	California GO	5.000%	8/1/2032	120	125
	California GO	5.000%	8/1/2032	300	351
	California GO	5.000%	8/1/2032	5	5
[1]	California GO	5.250%	8/1/2032	305	353
	California GO	2.500%	9/1/2032	140	137
	California GO	5.000%	9/1/2032	100	102
	California GO	5.000%	9/1/2032	95	111
	California GO	5.000%	9/1/2032	260	305
	California GO	5.000%	9/1/2032	800	938
	California GO	5.000%	9/1/2032	55	65
	California GO	5.000%	9/1/2032	20	23

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/2032	25	27
California GO	5.000%	10/1/2032	135	154
California GO	5.000%	10/1/2032	120	138
California GO	5.000%	11/1/2032	65	68
California GO	5.000%	11/1/2032	20	23
California GO	5.000%	11/1/2032	70	79
California GO	5.000%	12/1/2032	15	15
California GO	5.000%	3/1/2033	30	33
California GO	5.000%	3/1/2033	80	89
California GO	5.000%	3/1/2033	600	709
California GO	5.000%	4/1/2033	160	173
California GO	5.000%	4/1/2033	75	87
California GO	5.000%	4/1/2033	15	18
California GO	4.000%	8/1/2033	300	302
California GO	5.000%	8/1/2033	200	203
California GO	5.000%	8/1/2033	65	77
California GO	5.000%	8/1/2033	575	683
California GO	5.000%	8/1/2033	755	897
California GO	3.000%	9/1/2033	135	135
California GO	5.000%	9/1/2033	100	117
California GO	5.000%	9/1/2033	40	48
California GO	5.000%	9/1/2033	320	381
California GO	5.000%	9/1/2033	440	524
California GO	3.000%	10/1/2033	100	101
California GO	4.000%	10/1/2033	100	107
California GO	4.000%	11/1/2033	10	10
California GO	5.000%	8/1/2034	500	602
California GO	4.000%	9/1/2034	150	166
California GO	5.000%	9/1/2034	500	603
California GO	5.000%	9/1/2034	380	458
California GO	4.000%	10/1/2034	350	374
California GO	5.000%	10/1/2034	250	293
California GO	5.000%	12/1/2034	460	515
California GO	5.000%	3/1/2035	50	55
California GO	5.000%	3/1/2035	200	220
California GO	5.000%	3/1/2035	195	236
California GO	4.000%	8/1/2035	95	95
California GO	5.000%	8/1/2035	100	119
California GO	5.000%	8/1/2035	500	608
California GO	3.000%	9/1/2035	50	50
California GO	4.000%	9/1/2035	265	266
California GO	4.000%	9/1/2035	500	503
California GO	5.000%	9/1/2035	125	127
California GO	5.000%	9/1/2035	150	173
California GO	5.000%	9/1/2035	215	255
California GO	5.000%	10/1/2035	20	23
California GO	4.000%	11/1/2035	40	41
California GO	4.000%	11/1/2035	125	132
California GO	5.000%	11/1/2035	10	10
California GO	5.000%	12/1/2035	55	61
California GO	4.000%	3/1/2036	410	429
California GO	5.000%	3/1/2036	60	66
California GO	5.000%	3/1/2036	175	210
California GO	5.000%	4/1/2036	290	311
California GO	4.000%	8/1/2036	40	40
California GO	4.000%	8/1/2036	105	114
California GO	5.000%	8/1/2036	50	51
California GO	5.000%	8/1/2036	80	95
California GO	5.000%	8/1/2036	275	331
California GO	3.000%	9/1/2036	35	34
California GO	4.000%	9/1/2036	50	50
California GO	4.000%	9/1/2036	100	100
California GO	5.000%	9/1/2036	60	61
California GO	5.000%	9/1/2036	595	680
California GO	5.000%	9/1/2036	500	572
California GO	5.000%	9/1/2036	205	239
California GO	5.000%	9/1/2036	20	24
California GO	3.000%	10/1/2036	50	50
California GO	4.000%	10/1/2036	275	284
California GO	4.000%	10/1/2036	360	379

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/2036	425	492
California GO	2.000%	11/1/2036	25	22
California GO	4.000%	11/1/2036	105	107
California GO	5.000%	11/1/2036	125	138
California GO	4.000%	3/1/2037	155	161
California GO	5.000%	4/1/2037	55	59
California GO	4.000%	8/1/2037	25	25
California GO	5.000%	8/1/2037	65	69
California GO	5.000%	8/1/2037	250	292
California GO	5.000%	8/1/2037	355	421
California GO	4.000%	9/1/2037	295	296
California GO	5.000%	9/1/2037	125	126
California GO	5.000%	9/1/2037	45	52
California GO	3.000%	10/1/2037	440	423
California GO	4.000%	10/1/2037	200	209
California GO	5.000%	10/1/2037	125	139
California GO	4.000%	11/1/2037	230	240
California GO	5.000%	11/1/2037	210	238
California GO	5.000%	11/1/2037	200	234
California GO	4.000%	3/1/2038	15	16
California GO	5.000%	8/1/2038	15	15
California GO	5.000%	8/1/2039	250	288
California GO	5.000%	8/1/2039	265	309
California GO	5.000%	9/1/2039	150	168
California GO	5.000%	9/1/2039	205	235
California GO	4.000%	10/1/2039	630	644
California GO	4.000%	10/1/2039	205	212
California GO	5.000%	11/1/2039	40	42
California GO	3.000%	11/1/2040	35	32
California GO	4.000%	11/1/2040	130	133
California GO	5.000%	8/1/2041	300	345
California GO	5.000%	9/1/2041	120	132
California GO	5.000%	9/1/2041	100	113
California GO	4.000%	10/1/2041	30	31
California GO	5.000%	10/1/2041	80	87
California GO	3.000%	11/1/2041	25	23
California GO	5.000%	3/1/2042	400	453
California GO	4.000%	4/1/2042	180	184
California GO	5.000%	4/1/2042	100	102
California GO	5.000%	8/1/2042	540	614
California GO	4.000%	9/1/2042	540	553
California GO	5.000%	9/1/2042	60	66
California GO	5.000%	10/1/2042	20	21
California GO	5.000%	10/1/2042	630	697
California GO	5.000%	11/1/2042	260	286
California GO	4.000%	2/1/2043	55	55
California GO	4.000%	4/1/2043	10	10
California GO	5.000%	8/1/2043	515	577
California GO	4.000%	9/1/2043	450	457
California GO	4.000%	9/1/2043	125	127
California GO	5.000%	9/1/2043	220	242
California GO	5.000%	9/1/2043	380	420
California GO	5.000%	9/1/2043	180	199
California GO	5.000%	11/1/2043	500	556
California GO	2.375%	12/1/2043	455	344
California GO	3.000%	12/1/2043	65	56
California GO	5.250%	8/1/2044	85	95
California GO	4.000%	10/1/2044	85	85
California GO	4.000%	11/1/2044	210	208
California GO	4.000%	3/1/2045	80	78
California GO	4.125%	3/1/2045	65	65
California GO	5.000%	3/1/2045	500	546
California GO	5.000%	4/1/2045	30	31
California GO	5.000%	8/1/2045	535	586
California GO	5.000%	8/1/2045	860	942
California GO	5.250%	10/1/2045	500	546
California GO, Prere.	5.000%	3/1/2030	5	6
California GO, Prere.	5.000%	3/1/2030	5	6
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	35	36
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	300	311

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	10	10
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	75	72
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	21
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	200	202
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	290	298
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	210	211
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	170	172
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	70	71
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	15	16
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	220	239
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	130	146
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	130	148
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	175	201
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	110	127
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	420	480
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	325	365
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	150	172
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	145	165
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	25	28
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	30	33
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	580	637
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	290	314
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	115	120
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	265	292
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	140	164
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	15	15
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	200	240
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	55	56
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	200	236
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	200	235
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	500	596
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	30	34
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	520	604
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	300	285
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	500	582
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	500	571
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	70	78
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	130	136
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	225	251
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	55	60
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	190	209
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	20	21
California State University College & University Revenue	5.000%	11/1/2026	170	171
California State University College & University Revenue	5.000%	11/1/2027	10	10
California State University College & University Revenue	5.000%	11/1/2027	10	10
California State University College & University Revenue	5.000%	11/1/2028	20	21
California State University College & University Revenue	5.000%	11/1/2029	65	65
California State University College & University Revenue	5.000%	11/1/2029	300	334
California State University College & University Revenue	5.000%	11/1/2030	235	244
California State University College & University Revenue	5.000%	11/1/2030	350	400
California State University College & University Revenue	5.000%	11/1/2031	180	186
California State University College & University Revenue	5.000%	11/1/2031	45	45
California State University College & University Revenue	5.000%	11/1/2032	230	238
California State University College & University Revenue	3.000%	11/1/2033	120	120
California State University College & University Revenue	5.000%	11/1/2034	230	281
California State University College & University Revenue	3.125%	11/1/2036	105	104
California State University College & University Revenue	5.000%	11/1/2036	10	10
California State University College & University Revenue	5.000%	11/1/2037	300	359
California State University College & University Revenue	5.000%	11/1/2041	200	201
California State University College & University Revenue	5.000%	11/1/2041	300	348
California State University College & University Revenue	5.000%	11/1/2042	100	102
California State University College & University Revenue	4.000%	11/1/2043	65	65
California State University College & University Revenue	5.000%	11/1/2043	15	15
California State University College & University Revenue	5.000%	11/1/2044	475	530
California State University College & University Revenue	5.000%	11/1/2045	225	226
California State University College & University Revenue	5.000%	11/1/2045	65	72
California State University College & University Revenue PUT	3.125%	11/1/2026	75	75
Chabot-Las Positas Community College District GO	4.000%	8/1/2033	280	282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	345	347
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	75	36
[1]	Coast Community College District GO	0.000%	8/1/2028	675	636
	Coast Community College District GO	4.000%	8/1/2042	120	120
	Coast Community College District GO	0.000%	8/1/2043	220	106
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	110	64
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	810	843
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	45	47
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	105	109
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	40	41
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	35	36
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	100	121
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	15	15
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	400	401
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	725	732
	El Camino Community College District Foundation GO	0.000%	8/1/2034	900	703
	El Camino Community College District Foundation GO	0.000%	8/1/2038	500	328
[2]	Elk Grove Unified School District COP	3.125%	2/1/2040	10	9
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	1,220	1,216
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	145	145
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	55	39
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	100	121
	Fremont Union High School District GO	4.000%	8/1/2040	35	35
	Fresno Unified School District GO	4.000%	8/1/2041	90	90
	Fresno Unified School District GO	0.000%	8/1/2043	480	219
	Glendale Community College District GO	0.000%	2/1/2045	1,045	442
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	280	289
[2]	Hayward Unified School District GO	4.000%	8/1/2043	120	118
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	155	156
	Los Angeles CA Community College District GO	5.000%	8/1/2027	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/2031	245	286
	Los Angeles CA Community College District GO	5.000%	8/1/2032	270	321
	Los Angeles CA Community College District GO	5.000%	8/1/2036	10	12
	Los Angeles CA Community College District GO	4.000%	8/1/2037	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/2037	20	23
	Los Angeles CA Community College District GO	3.000%	8/1/2039	100	97
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	5	6
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	120	143
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	120	141
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	10	12
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	216
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	216
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	305	318
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	270	282
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	200	209
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	410	434
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	300	322
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	245	263
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,000	1,104
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	110
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	110
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	250	276
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	495	560
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	1,095	1,096
	Los Angeles CA Unified School District GO	4.000%	7/1/2031	25	27
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	20	21
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	500	580
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	10	11
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	185	219
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	320	390
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	15	16
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	20	24
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	100	121
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	25	26
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	205	213
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	30	31
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	15	16

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/2039	55	57
Los Angeles CA Unified School District GO	5.000%	7/1/2039	250	293
Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	143
Los Angeles CA Unified School District GO	5.000%	7/1/2040	225	260
Los Angeles CA Unified School District GO	5.000%	7/1/2041	20	23
Los Angeles CA Unified School District GO	5.000%	7/1/2041	225	259
Los Angeles CA Unified School District GO	5.000%	7/1/2042	300	341
Los Angeles CA Unified School District GO	5.250%	7/1/2042	300	312
Los Angeles CA Unified School District GO	5.250%	7/1/2042	100	114
Los Angeles CA Unified School District GO	5.250%	7/1/2042	750	781
Los Angeles CA Unified School District GO	5.000%	7/1/2043	255	283
Los Angeles CA Unified School District GO	5.000%	7/1/2043	205	230
Los Angeles CA Unified School District GO	4.000%	7/1/2044	470	470
Los Angeles CA Unified School District GO	5.000%	7/1/2044	100	111
Los Angeles CA Unified School District GO	5.000%	7/1/2045	315	344
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	125	126
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	100	113
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	10	12
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10	12
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	250	289
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	40	40
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	275	287
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	55	62
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	30	34
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	195	219
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	60	67
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	50	52
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	75	81
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	975	1,085
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	200	202
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	5	6
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	40	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	200	210
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	95	98
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	495	516
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	250	250
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	200	229
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	90	90
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	905	1,022
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	55	60
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	30	33
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	75	85
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	85	94
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	50	56
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	50	55
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	60	65
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	255	277
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	230	248
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	110	118
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	445	468
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	25	26
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	15	17
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	680	724
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	225	249
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	290	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	95	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	650	714
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	40	43
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	685	774
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	170	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	395	446
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	85	91
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	23
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	120	139
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	155	181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	140	160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	210	242
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	170	200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	205	233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	270	309
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	100	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	825	935
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	285	312
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	60	68
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	390	439
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	125	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	185	200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	240	259
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	490	538
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	500	501
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	370	374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	85	91
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	615	667
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	65	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	350	386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	315	336
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	765	825
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,033
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	300	331
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	410	436
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	200	208
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	235	256
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	200	226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	100	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	450	516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	300	344
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	25	29
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	15	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	110	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	35	41
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	350	366
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	106
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	65
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	50	57
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	50	58
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	44
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	175	192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	365	411
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	300	341
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	195	208
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	80	85
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	160	175
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	130	138
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	225	241
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	105	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	60	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	65	69
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	250	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	155	167
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	65	70
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	485	494
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	105	107
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	425	428
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	200	201
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	580	582
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	250	292
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	195	210
	Mount San Antonio Community College District GO	5.875%	8/1/2028	30	32
	Mount San Antonio Community College District GO	5.000%	8/1/2044	30	31
	Mount San Antonio Community College District GO	0.000%	8/1/2045	15	6
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	75	77
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	300	298
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	60	59
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	15	15
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	200	123
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	60	60
	Palo Alto Unified School District GO	3.250%	8/1/2042	125	118
	Perris CA Union High School District GO	3.000%	9/1/2045	55	44
[1]	Perris Union High School District/CA GO	4.000%	9/1/2043	140	140
	Poway Unified School District GO	0.000%	8/1/2033	55	45
	Poway Unified School District GO	0.000%	8/1/2034	1,120	877
	Poway Unified School District GO	0.000%	8/1/2037	300	206
	Poway Unified School District GO	0.000%	8/1/2040	390	232
[1]	Rialto Unified School District GO	0.000%	8/1/2036	300	200
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	100	123
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	50	63
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	110	46
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	170	179
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	20	21
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	5	5
	Riverside Unified School District GO	4.000%	8/1/2042	250	250
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	100	101
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	25	26
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	50	50
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	30	30
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	65	70
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	55	59
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	105	104
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	735	840
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	300	249
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	225	237
	San Diego CA Unified School District GO	5.000%	7/1/2028	200	215
	San Diego CA Unified School District GO	4.000%	7/1/2029	70	71
	San Diego CA Unified School District GO	0.000%	7/1/2030	115	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2034	150	184
	San Diego CA Unified School District GO	0.000%	7/1/2035	140	106
	San Diego CA Unified School District GO	0.000%	7/1/2038	1,150	764
	San Diego CA Unified School District GO	0.000%	7/1/2041	100	56
	San Diego CA Unified School District GO	5.000%	7/1/2041	300	368
	San Diego CA Unified School District GO	3.125%	7/1/2042	65	58
	San Diego CA Unified School District GO	5.000%	7/1/2042	55	67
	San Diego CA Unified School District GO	0.000%	7/1/2043	50	25
	San Diego CA Unified School District GO	5.000%	7/1/2043	175	193
	San Diego CA Unified School District GO	4.000%	7/1/2044	80	80
	San Diego CA Unified School District GO	0.000%	7/1/2045	200	88
	San Diego CA Unified School District GO	2.000%	7/1/2045	15	10
	San Diego CA Unified School District GO	2.250%	7/1/2045	140	99
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	150	165
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	20	20
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	35	41
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	50	59
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	100	100
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	105	114
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	150	162
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	35	35
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	50	51
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	250	309
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	5	5
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	50	51
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	100	95
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	20	15
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	50	50
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	500	562
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	150	150
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	220	242
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	260	215
	San Francisco CA City & County GO	5.000%	6/15/2032	10	12
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	80	82
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	200	211
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	285	291
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	800	816
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	200	234
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	200	238
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	35	42
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	75	90
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	200	246
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	240	302
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	250	265
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	50	55
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	40	44
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	100	119
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	5	6
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	55	55
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	40	43
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	655	655
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	50	56
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	160	112
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	150	156
	San Juan Unified School District GO	3.000%	8/1/2026	85	85
[4]	San Mateo County Community College District GO	0.000%	9/1/2032	50	42
[4]	San Mateo County Community College District GO	0.000%	9/1/2036	250	180
	San Mateo County Community College District GO	5.000%	9/1/2045	25	26
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	60	60
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	285	295
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	80	88
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	60	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara County CA GO	3.375%	8/1/2037	25	25
	Santa Clara County CA GO	3.500%	8/1/2038	15	15
	Santa Clara County CA GO	3.250%	8/1/2039	60	58
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	435	430
	Santa Clara Unified School District GO	3.500%	7/1/2042	25	24
	Santa Clara Unified School District GO	3.250%	7/1/2044	105	92
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	140	141
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	335	337
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	245	247
	Santa Monica Community College District GO	4.000%	8/1/2045	25	25
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	250	250
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	250	255
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	220	238
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	120	131
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	160	189
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	30	36
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	100	122
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	85	103
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	90	99
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	150	167
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	345	392
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	5	5
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	15	17
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	100	101
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	70	74
	Sunnyvale School District GO	4.000%	9/1/2042	50	50
	Sweetwater Union High School District GO	4.000%	8/1/2042	100	100
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	530	538
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	620	315
	University of California College & University Revenue	5.000%	5/15/2026	70	71
	University of California College & University Revenue	5.000%	5/15/2027	75	78
	University of California College & University Revenue	5.000%	5/15/2028	385	399
	University of California College & University Revenue	5.000%	5/15/2028	250	267
	University of California College & University Revenue	5.000%	5/15/2029	20	21
	University of California College & University Revenue	5.000%	5/15/2029	1,055	1,158
	University of California College & University Revenue	5.000%	5/15/2029	250	274
	University of California College & University Revenue	5.000%	5/15/2029	210	231
	University of California College & University Revenue	5.000%	5/15/2030	535	602
	University of California College & University Revenue	5.000%	5/15/2030	805	905
	University of California College & University Revenue	5.000%	5/15/2031	25	26
	University of California College & University Revenue	5.000%	5/15/2031	180	207
	University of California College & University Revenue	5.000%	5/15/2031	525	604
	University of California College & University Revenue	5.000%	5/15/2032	80	83
	University of California College & University Revenue	5.000%	5/15/2032	5	6
	University of California College & University Revenue	5.000%	5/15/2032	5	6
	University of California College & University Revenue	5.000%	5/15/2032	250	293
	University of California College & University Revenue	5.000%	5/15/2032	1,090	1,278
	University of California College & University Revenue	4.000%	5/15/2033	565	575
	University of California College & University Revenue	5.000%	5/15/2033	450	536
	University of California College & University Revenue	5.000%	5/15/2033	200	238
	University of California College & University Revenue	5.000%	5/15/2033	400	477
	University of California College & University Revenue	4.000%	5/15/2034	450	457
	University of California College & University Revenue	5.000%	5/15/2034	100	118
	University of California College & University Revenue	5.000%	5/15/2034	375	453
	University of California College & University Revenue	5.000%	5/15/2034	250	302
	University of California College & University Revenue	5.000%	5/15/2035	380	445
	University of California College & University Revenue	5.000%	5/15/2035	150	179
	University of California College & University Revenue	5.000%	5/15/2035	150	179
	University of California College & University Revenue	5.000%	5/15/2035	400	485
	University of California College & University Revenue	5.000%	5/15/2036	25	26
	University of California College & University Revenue	5.000%	5/15/2036	2,000	2,420
	University of California College & University Revenue	5.000%	5/15/2037	25	26
	University of California College & University Revenue	5.000%	5/15/2037	35	39
	University of California College & University Revenue	5.000%	5/15/2037	100	116
	University of California College & University Revenue	5.000%	5/15/2037	225	262
	University of California College & University Revenue	5.000%	5/15/2037	400	472
	University of California College & University Revenue	5.000%	5/15/2037	520	614
	University of California College & University Revenue	5.000%	5/15/2037	250	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2038	65	75
	University of California College & University Revenue	5.000%	5/15/2038	240	277
	University of California College & University Revenue	5.000%	5/15/2038	125	146
	University of California College & University Revenue	5.000%	5/15/2038	450	527
	University of California College & University Revenue	5.000%	5/15/2039	690	781
	University of California College & University Revenue	5.000%	5/15/2039	575	660
	University of California College & University Revenue	5.000%	5/15/2039	250	291
	University of California College & University Revenue	5.000%	5/15/2039	250	291
	University of California College & University Revenue	5.000%	5/15/2040	110	125
	University of California College & University Revenue	5.000%	5/15/2040	15	17
	University of California College & University Revenue	5.000%	5/15/2040	250	289
	University of California College & University Revenue	5.000%	5/15/2040	530	616
	University of California College & University Revenue	5.250%	5/15/2040	505	628
	University of California College & University Revenue	5.500%	5/15/2040	900	1,088
	University of California College & University Revenue	5.000%	5/15/2041	15	16
	University of California College & University Revenue	5.000%	5/15/2041	95	106
	University of California College & University Revenue	5.000%	5/15/2041	170	193
	University of California College & University Revenue	5.000%	5/15/2041	250	287
	University of California College & University Revenue	5.000%	5/15/2042	30	32
	University of California College & University Revenue	5.000%	5/15/2042	5	6
	University of California College & University Revenue	5.000%	5/15/2042	40	45
	University of California College & University Revenue	5.250%	5/15/2042	350	358
	University of California College & University Revenue	5.000%	5/15/2043	500	517
	University of California College & University Revenue	5.000%	5/15/2043	80	85
	University of California College & University Revenue	5.000%	5/15/2043	140	153
	University of California College & University Revenue	5.000%	5/15/2043	280	310
	University of California College & University Revenue	5.000%	5/15/2043	400	443
	University of California College & University Revenue	5.000%	5/15/2044	55	61
	University of California College & University Revenue	4.000%	5/15/2045	60	58
	University of California College & University Revenue	5.000%	5/15/2045	25	27
	University of California College & University Revenue	5.000%	5/15/2045	30	33
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	25	26
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	175	175
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	250	264
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	470	480
	Ventura County Community College District GO	3.125%	8/1/2031	60	60
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	208
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	250	209
	West Valley-Mission Community College District GO	4.000%	8/1/2040	370	370
	Westside Union School District GO	0.000%	8/1/2040	480	266
	Westside Union School District GO	0.000%	8/1/2045	575	239
	William S Hart Union High School District GO	0.000%	8/1/2033	50	40
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	85	64
	William S Hart Union High School District GO	3.500%	8/1/2038	190	190
					184,419
Colorado (0.9%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	505	516
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	195	199
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	100	100
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	110	113
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	80	82
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	195	200
	Adams County CO COP	4.000%	12/1/2045	135	132
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	250	263
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	90	103
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	130	150
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	25	28
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	720	730
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2041	100	100
	Colorado COP	5.000%	12/15/2030	55	59
	Colorado COP	5.000%	3/15/2031	35	37
	Colorado COP	5.000%	12/15/2031	155	174
	Colorado COP	5.000%	12/15/2031	70	80
	Colorado COP	5.000%	12/15/2032	145	161
	Colorado COP	5.000%	12/15/2032	5	6
	Colorado COP	5.000%	12/15/2033	95	107
	Colorado COP	4.000%	12/15/2035	105	109
	Colorado COP	3.000%	12/15/2036	435	417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado COP	4.000%	12/15/2036	245	250
	Colorado COP	4.000%	12/15/2036	5	5
	Colorado COP	4.000%	12/15/2037	25	25
	Colorado COP	4.000%	12/15/2037	40	41
	Colorado COP	5.000%	3/15/2038	100	104
	Colorado COP	4.000%	12/15/2038	135	138
	Colorado COP	6.000%	12/15/2038	25	30
	Colorado COP	4.000%	12/15/2039	75	76
	Colorado COP	4.000%	12/15/2039	40	41
	Colorado COP	6.000%	12/15/2039	250	293
	Colorado COP	4.000%	12/15/2040	25	25
	Colorado COP	6.000%	12/15/2040	460	536
	Colorado COP	6.000%	12/15/2041	300	348
	Colorado COP	4.000%	3/15/2044	135	133
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	100	111
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	20	20
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	90	90
	Denver City & County School District No. 1 GO	5.000%	12/1/2036	15	15
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	10	12
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	50	51
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	25	25
	Denver City & County School District No. 1 GO	5.250%	12/1/2040	180	208
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	200	168
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.375%	6/1/2043	50	50
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	100	102
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	120	120
	Denver CO City & County GO	5.000%	8/1/2028	75	80
	Denver CO City & County GO	5.000%	8/1/2029	230	252
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	190	191
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	5.000%	8/1/2041	120	121
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	100	108
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5	6
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	135	120
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	50	25
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	10	5
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	850	817
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	400	374
	El Paso County School District No. 20 Academy GO	4.000%	12/15/2040	100	100
	Jefferson County School District R-1 GO	5.000%	12/15/2035	115	122
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	105	113
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	20	15
[1]	Rampart Range Metropolitan District No. 1 Sales Tax Revenue	5.000%	12/1/2042	140	142
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	115	120
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	425	321
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	400	419
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	95	102
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	180	198
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	80	88
	University of Colorado College & University Revenue	5.000%	10/1/2030	350	393
	University of Colorado College & University Revenue	4.000%	6/1/2043	35	34
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	60	62
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	140	145
					11,387
Connecticut (2.8%)
	Connecticut GO	5.000%	4/15/2026	265	266
	Connecticut GO	5.000%	8/15/2026	100	102
	Connecticut GO	5.000%	8/15/2026	300	304
	Connecticut GO	5.000%	11/15/2026	220	225
	Connecticut GO	5.000%	11/15/2026	170	174
	Connecticut GO	5.000%	12/1/2026	155	159
	Connecticut GO	4.000%	1/15/2027	65	66
	Connecticut GO	4.000%	1/15/2027	500	509
	Connecticut GO	5.000%	1/15/2027	80	82
	Connecticut GO	5.000%	3/15/2027	150	155
	Connecticut GO	5.000%	4/15/2027	120	124
	Connecticut GO	5.000%	6/15/2027	100	104
	Connecticut GO	5.000%	8/15/2027	220	229
	Connecticut GO	5.000%	11/15/2027	535	561

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	11/15/2027	200	210
Connecticut GO	4.000%	1/15/2028	185	191
Connecticut GO	4.000%	1/15/2028	45	47
Connecticut GO	5.000%	10/15/2028	110	112
Connecticut GO	5.000%	11/15/2028	255	274
Connecticut GO	4.000%	1/15/2029	100	105
Connecticut GO	4.000%	1/15/2029	115	120
Connecticut GO	5.000%	1/15/2029	100	108
Connecticut GO	4.000%	1/15/2030	190	202
Connecticut GO	4.000%	1/15/2030	275	292
Connecticut GO	5.000%	3/15/2030	150	166
Connecticut GO	5.000%	11/15/2030	205	230
Connecticut GO	4.000%	1/15/2031	450	483
Connecticut GO	4.000%	1/15/2031	345	371
Connecticut GO	5.000%	1/15/2031	140	154
Connecticut GO	5.000%	3/15/2031	150	169
Connecticut GO	3.500%	4/15/2031	35	35
Connecticut GO	5.000%	4/15/2031	605	655
Connecticut GO	5.000%	9/15/2031	190	216
Connecticut GO	5.000%	11/15/2031	120	137
Connecticut GO	4.000%	1/15/2032	35	38
Connecticut GO	5.000%	3/15/2032	255	293
Connecticut GO	5.000%	4/15/2032	45	46
Connecticut GO	5.000%	4/15/2032	575	621
Connecticut GO	5.000%	9/1/2032	375	434
Connecticut GO	3.000%	10/15/2032	235	235
Connecticut GO	5.000%	11/15/2032	30	35
Connecticut GO	5.000%	12/1/2032	465	539
Connecticut GO	4.000%	1/15/2033	325	350
Connecticut GO	4.000%	1/15/2033	25	26
Connecticut GO	5.000%	1/15/2033	165	192
Connecticut GO	5.000%	3/15/2033	150	175
Connecticut GO	5.000%	4/15/2033	40	43
Connecticut GO	3.000%	1/15/2034	55	55
Connecticut GO	5.000%	11/15/2034	200	237
Connecticut GO	5.000%	1/15/2035	150	175
Connecticut GO	4.000%	3/15/2035	30	30
Connecticut GO	5.000%	8/15/2035	110	131
Connecticut GO	5.000%	8/15/2035	100	119
Connecticut GO	4.000%	10/15/2035	175	176
Connecticut GO	5.000%	11/15/2035	50	59
Connecticut GO	4.000%	1/15/2036	40	42
Connecticut GO	4.000%	3/15/2036	100	100
Connecticut GO	5.000%	3/15/2036	100	118
Connecticut GO	5.000%	8/15/2036	205	242
Connecticut GO	3.000%	1/15/2037	130	125
Connecticut GO	4.000%	1/15/2037	250	258
Connecticut GO	4.000%	4/15/2037	65	65
Connecticut GO	5.000%	1/15/2038	400	456
Connecticut GO	5.000%	8/15/2038	250	290
Connecticut GO	2.000%	1/15/2041	40	30
Connecticut GO	5.000%	3/15/2042	100	111
Connecticut GO	3.000%	11/15/2042	140	124
Connecticut GO	5.000%	8/15/2044	190	208
Connecticut GO	5.000%	3/15/2045	100	108
Connecticut GO	5.000%	8/15/2045	185	200
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	525	531
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	800	809
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	580	600
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	250	260
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	305	317
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	25	26
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	65	68
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	110	116
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	145	154
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	1,000	1,064
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	170	181
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	250	266
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	405	411
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	45	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	260	283
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	100	107
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	85	94
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	83
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	300	334
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	110	123
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	165	184
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	5	6
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	60	64
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	2,140	2,248
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	200	226
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	280	318
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	175	199
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	665	755
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	5	6
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	35	36
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	130	139
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	50	52
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	65	72
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	200	231
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	295	340
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	345	398
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	100	115
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	110	123
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	120	132
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2035	500	522
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	55	61
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	50	57
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	25	29
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	130	130
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	85	95
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	95	99
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	100	104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	115	133
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	135	153
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	185	195
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2036	20	22
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2037	5	5
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	180	188
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	15	16
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	425	487
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	120	129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	75	79
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	225	230
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	20	21
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	540	613
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	230	258
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	35	38
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	135	150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	250	271
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	75	78
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2030	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2031	20	23
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	65	74
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	130	149
	Connecticut Special Tax Fuel Sales Tax Revenue, Prere.	5.000%	1/1/2034	60	70
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	111
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	50	60
[5]	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,210	1,448
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	80	80
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	230	228
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	200	200
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	250	263
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	300	333
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	1,000	1,143
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	250	294
[1]	New Haven CT GO	5.000%	8/1/2032	160	182
					34,185

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware (0.2%)
Delaware GO	5.000%	1/1/2027	170	174
Delaware GO	5.000%	1/1/2028	471	496
Delaware GO	5.000%	3/1/2029	130	141
Delaware GO	5.000%	3/1/2031	225	255
Delaware GO	5.000%	3/1/2032	905	1,043
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2044	60	59
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	50	56
				2,224
District of Columbia (2.0%)
District of Columbia Appropriations Revenue	5.000%	12/1/2034	315	342
District of Columbia College & University Revenue	5.000%	4/1/2032	10	10
District of Columbia College & University Revenue	5.000%	4/1/2033	50	51
District of Columbia College & University Revenue	5.000%	4/1/2034	105	107
District of Columbia College & University Revenue PUT	5.000%	4/3/2035	300	343
District of Columbia GO	5.000%	6/1/2026	175	177
District of Columbia GO	5.000%	12/1/2026	230	235
District of Columbia GO	5.000%	12/1/2027	610	641
District of Columbia GO	5.000%	12/1/2028	110	118
District of Columbia GO	5.000%	6/1/2029	370	403
District of Columbia GO	5.000%	10/15/2029	165	179
District of Columbia GO	5.000%	12/1/2029	480	528
District of Columbia GO	5.000%	6/1/2030	460	511
District of Columbia GO	5.000%	8/1/2030	200	223
District of Columbia GO	5.000%	10/15/2030	180	195
District of Columbia GO	5.000%	8/1/2031	450	511
District of Columbia GO	5.000%	10/15/2031	135	146
District of Columbia GO	5.000%	6/1/2032	65	67
District of Columbia GO	5.000%	10/15/2032	20	22
District of Columbia GO	5.000%	12/1/2032	160	185
District of Columbia GO	5.000%	6/1/2033	45	46
District of Columbia GO	5.000%	8/1/2033	55	64
District of Columbia GO	5.000%	6/1/2034	230	237
District of Columbia GO	5.000%	8/1/2034	835	987
District of Columbia GO	5.000%	10/15/2034	140	150
District of Columbia GO	5.000%	2/1/2035	480	533
District of Columbia GO	5.000%	8/1/2035	30	35
District of Columbia GO	5.000%	6/1/2036	90	92
District of Columbia GO	4.000%	6/1/2037	10	10
District of Columbia GO	5.000%	8/1/2037	50	58
District of Columbia GO	5.000%	10/15/2038	20	21
District of Columbia GO	5.000%	8/1/2039	50	57
District of Columbia GO	4.000%	6/1/2041	55	55
District of Columbia GO	5.000%	8/1/2041	85	95
District of Columbia GO	5.000%	8/1/2042	15	17
District of Columbia GO	5.000%	1/1/2043	50	54
District of Columbia GO	5.000%	10/15/2044	315	325
District of Columbia GO	5.000%	1/1/2045	40	42
District of Columbia GO	5.000%	8/1/2045	15	16
District of Columbia Income Tax Revenue	5.000%	10/1/2026	115	117
District of Columbia Income Tax Revenue	5.000%	10/1/2027	100	105
District of Columbia Income Tax Revenue	5.000%	6/1/2028	250	266
District of Columbia Income Tax Revenue	5.000%	12/1/2028	240	258
District of Columbia Income Tax Revenue	5.000%	3/1/2029	200	216
District of Columbia Income Tax Revenue	5.000%	10/1/2029	125	137
District of Columbia Income Tax Revenue	5.000%	12/1/2029	100	110
District of Columbia Income Tax Revenue	5.000%	10/1/2030	260	291
District of Columbia Income Tax Revenue	5.000%	10/1/2031	55	63
District of Columbia Income Tax Revenue	5.000%	10/1/2031	195	222
District of Columbia Income Tax Revenue	5.000%	3/1/2032	85	92
District of Columbia Income Tax Revenue	5.000%	6/1/2032	275	316
District of Columbia Income Tax Revenue	5.000%	7/1/2032	55	63
District of Columbia Income Tax Revenue	5.000%	10/1/2032	385	445
District of Columbia Income Tax Revenue	5.000%	3/1/2033	350	380
District of Columbia Income Tax Revenue	5.000%	10/1/2033	205	240
District of Columbia Income Tax Revenue	5.000%	12/1/2033	45	52
District of Columbia Income Tax Revenue	5.000%	6/1/2034	110	130
District of Columbia Income Tax Revenue	5.000%	3/1/2035	490	529
District of Columbia Income Tax Revenue	5.000%	6/1/2035	185	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	7/1/2035	70	79
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	10	11
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	525	564
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	5	5
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	300	353
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	15	17
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	50	56
	District of Columbia Income Tax Revenue	4.000%	3/1/2037	165	170
	District of Columbia Income Tax Revenue	5.000%	3/1/2037	50	54
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	40	45
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	20	23
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	105	118
	District of Columbia Income Tax Revenue	5.000%	3/1/2038	10	11
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	255	286
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	380	421
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	5	5
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	140	155
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	25	27
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	105	117
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	15	17
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	30	33
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	465	508
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	250	279
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	25	27
	District of Columbia Income Tax Revenue	5.000%	5/1/2043	490	529
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	110	107
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	565	585
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	74
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	250	241
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	345	358
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2034	60	71
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2035	200	236
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	95	95
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	45	53
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	250	284
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	150	150
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10	11
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	55	56
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	350	208
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	85	47
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	325	303
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	250	260
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	80	90
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	230	258
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	445	470
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	450	472
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	125	137
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	235	241
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	445	455
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	100	107
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2040	10	10
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	500	534
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	155	128
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	95	94
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	95	101
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	100	95
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	420	433
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	480	493
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	375	385
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	435	442
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	295	299
					24,480
Florida (2.7%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	640	640
	Broward County FL School District COP	5.000%	7/1/2030	50	55
	Broward County FL School District COP	5.000%	7/1/2031	65	72
	Broward County FL School District COP	5.000%	7/1/2032	455	500
	Broward County FL School District COP	5.000%	7/1/2033	585	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL School District COP	5.000%	7/1/2034	325	355
	Broward County FL School District COP	5.000%	7/1/2035	645	728
	Broward County FL School District COP	5.000%	7/1/2036	215	241
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	15	13
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	185	185
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	140	135
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	175	177
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	340	353
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	505	537
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	190	191
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	75	85
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	100	113
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	15	17
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	85	95
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	100	118
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	185	183
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	810	812
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	275	276
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	175	181
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	70	70
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	35	36
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	80	82
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	105	105
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	165	169
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	340	270
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	60	60
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	500	493
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	100	102
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2043	55	57
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	225	233
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	440	455
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	50	50
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	400	403
[1]	Duval County Public Schools COP	5.000%	7/1/2026	945	955
[1]	Duval County Public Schools COP	5.000%	7/1/2027	300	311
[1]	Duval County Public Schools COP	5.000%	7/1/2028	185	196
[1]	Duval County Public Schools COP	5.000%	7/1/2030	195	216
[1]	Duval County Public Schools COP	5.000%	7/1/2032	175	192
[1]	Duval County Public Schools COP	5.000%	7/1/2033	125	137
[1]	Duval County Public Schools COP	5.000%	7/1/2034	395	431
	Florida Department of Management Services COP	5.000%	11/1/2027	100	105
	Florida Department of Management Services COP	5.000%	11/1/2028	200	215
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2034	100	119
	Florida GO	5.000%	6/1/2027	50	52
	Florida GO	5.000%	6/1/2028	320	340
	Florida GO	5.000%	6/1/2029	250	272
	Florida GO	5.000%	6/1/2031	35	40
	Florida GO	5.000%	6/1/2032	55	64
	Florida GO	5.000%	6/1/2033	690	810
	Florida GO	5.000%	6/1/2036	10	12
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	245	245
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	500	507
	Florida Lottery Revenue	5.000%	7/1/2027	260	270
	Florida Lottery Revenue	5.000%	7/1/2028	325	345
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	60	66
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	45	51
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	10	10
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	50	49
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	120	124
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	300	309
	Jacksonville FL General Fund Revenue	5.000%	10/1/2029	405	443
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	190	198
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	125	130
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	760	830
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	100	112
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	80	91
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	105	109
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	685	788
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	10	12
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	95	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	550	551
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	500	501
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	125	145
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	145	163
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	110	123
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	110
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	100	109
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	495	461
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	5	5
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	20	22
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	20	20
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	175	175
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	10	11
	Miami-Dade County FL GO	5.000%	7/1/2037	120	121
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2044	525	223
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	435	442
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	20	20
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	320	321
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	855	857
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	10	10
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	255	262
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2044	30	29
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	330	344
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	125	144
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	500	508
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	525	532
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	100	101
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	45	46
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	365	340
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	35	36
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	965	856
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	365	366
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	110	90
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	280	270
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	90	87
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	120	116
	Miami-Dade County School Board COP	5.000%	2/1/2028	190	190
	Miami-Dade County School Board COP	5.000%	2/1/2029	70	70
	Miami-Dade County School Board COP	5.000%	2/1/2030	25	25
	Miami-Dade County School Board COP	5.000%	5/1/2030	105	116
	Miami-Dade County School Board COP	5.000%	2/1/2031	60	60
	Miami-Dade County School Board COP	5.000%	5/1/2031	200	225
	Miami-Dade County School Board COP	5.000%	5/1/2032	45	51
	Miami-Dade County School Board COP	3.250%	2/1/2033	20	20
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	765	757
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	305	306
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	15	15
	Orange County School Board COP	5.000%	8/1/2032	30	34
	Orange County School Board COP	5.000%	8/1/2033	395	457
	Orange County School Board COP, Prere.	5.000%	8/1/2026	385	390
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	100	117
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	130	150
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	220	251
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	65	66
	Palm Beach County School District COP	5.000%	8/1/2027	160	166
	Palm Beach County School District COP	5.000%	8/1/2027	360	374
	Palm Beach County School District COP	5.000%	8/1/2028	80	85
	Palm Beach County School District COP	5.000%	8/1/2030	285	317
	Palm Beach County School District COP	5.000%	8/1/2034	215	236
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	190	182
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	635	527
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	10	10
	South Florida Water Management District COP	5.000%	10/1/2034	115	115
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	200	226
[4]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	120	135
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	500	497
					33,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia (1.7%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15	16
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	560	610
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	350	389
	Atlanta GA GO	5.000%	12/1/2040	35	39
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	200	228
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	200	234
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	15	17
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	345	317
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	50	46
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	350	356
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	55	56
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	275	301
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2034	290	341
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	95	73
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	5	4
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	20	15
	Georgia GO	5.000%	2/1/2026	70	70
	Georgia GO	3.000%	1/1/2027	35	35
	Georgia GO	4.000%	1/1/2027	205	208
	Georgia GO	5.000%	7/1/2027	525	546
	Georgia GO	5.000%	8/1/2027	330	344
	Georgia GO	5.000%	12/1/2027	200	205
	Georgia GO	4.000%	1/1/2028	650	672
	Georgia GO	5.000%	1/1/2028	70	72
	Georgia GO	4.000%	7/1/2028	130	136
	Georgia GO	5.000%	7/1/2028	450	480
	Georgia GO	5.000%	7/1/2028	270	288
	Georgia GO	5.000%	7/1/2028	275	293
	Georgia GO	5.000%	7/1/2028	505	538
	Georgia GO	5.000%	7/1/2028	135	140
	Georgia GO	4.000%	1/1/2029	65	66
	Georgia GO	5.000%	2/1/2029	55	57
	Georgia GO	4.000%	7/1/2029	670	710
	Georgia GO	5.000%	7/1/2029	200	208
	Georgia GO	5.000%	7/1/2029	320	350
	Georgia GO	5.000%	7/1/2029	70	75
	Georgia GO	5.000%	7/1/2030	635	659
	Georgia GO	5.000%	7/1/2030	400	447
	Georgia GO	5.000%	7/1/2031	120	137
	Georgia GO	5.000%	7/1/2031	65	69
	Georgia GO	5.000%	7/1/2031	15	17
	Georgia GO	5.000%	2/1/2032	20	21
	Georgia GO	5.000%	7/1/2032	50	58
	Georgia GO	2.500%	2/1/2033	135	132
	Georgia GO	3.000%	7/1/2033	120	121
	Georgia GO	5.000%	7/1/2033	15	17
	Georgia GO	4.000%	7/1/2035	90	95
	Georgia GO	4.000%	8/1/2035	175	183
	Georgia GO	3.250%	7/1/2037	30	30
	Georgia GO	4.000%	7/1/2040	200	206
	Georgia GO	3.000%	7/1/2041	10	9
	Georgia GO	4.000%	7/1/2042	15	15
[4]	Georgia Local Government COP	4.750%	6/1/2028	245	252
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	85	81
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	600	606
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	170	192
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	50	51
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	145	146
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	355	368
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	450	489
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	340	376
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	60	66
	Gwinnett County School District GO	5.000%	8/1/2026	180	182
	Gwinnett County School District GO	5.000%	2/1/2028	260	274
	Gwinnett County School District GO	5.000%	2/1/2030	800	885
	Gwinnett County School District GO	5.000%	2/1/2034	600	709
	Gwinnett County School District GO	5.000%	2/1/2039	105	111
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2033	125	146

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2036	5	6
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	310	289
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	25	25
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	110	111
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	290	316
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	350	382
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	960	1,047
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	640	713
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10	12
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	1,205	1,404
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	180	210
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	150	175
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2038	20	20
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2038	105	106
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2041	430	431
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	190	214
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	100	100
				21,262
Hawaii (0.8%)
Hawaii GO	5.000%	8/1/2026	15	15
Hawaii GO	5.000%	10/1/2026	350	357
Hawaii GO	5.000%	1/1/2027	350	359
Hawaii GO	5.000%	5/1/2027	115	119
Hawaii GO	5.000%	10/1/2027	165	168
Hawaii GO	5.000%	10/1/2027	55	56
Hawaii GO	5.000%	1/1/2028	495	521
Hawaii GO	5.000%	10/1/2028	130	132
Hawaii GO	5.000%	1/1/2030	225	237
Hawaii GO	4.000%	4/1/2030	60	60
Hawaii GO	4.000%	4/1/2031	75	75
Hawaii GO	4.000%	10/1/2031	55	55
Hawaii GO	3.000%	4/1/2032	730	729
Hawaii GO	4.000%	5/1/2032	400	407
Hawaii GO	5.000%	1/1/2033	75	79
Hawaii GO	5.000%	1/1/2036	195	203
Hawaii GO	4.000%	5/1/2036	20	20
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	370	371
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	140	142
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	135	139
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	55	57
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	355	371
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	485	512
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	530	567
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	735	795
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	135	146
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	100	107
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	250	277
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	75	83
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	570	631
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	25	28
Honolulu HI City & County GO	5.000%	7/1/2033	445	520
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	70	82
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	30	36
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	200	234
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	415	482
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2039	200	228
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	135	135
				9,535
Idaho (0.3%)
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	145	147
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	120	121
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	750	778
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	200	207
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	180	191
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	230	245
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	565	615
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	450	501
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	140	159
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	250	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	245	286
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	500	583
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2034	100	118
					4,239
Illinois (5.7%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	125	129
	Chicago IL GO	5.000%	1/1/2030	200	210
	Chicago IL GO	5.000%	1/1/2031	95	101
	Chicago IL GO	5.000%	1/1/2033	400	430
	Chicago IL GO	5.000%	1/1/2034	100	105
	Chicago IL GO	4.000%	1/1/2035	75	74
	Chicago IL GO	5.500%	1/1/2035	150	157
	Chicago IL GO	4.000%	1/1/2036	465	457
	Chicago IL GO	5.000%	1/1/2038	130	130
	Chicago IL GO	5.000%	1/1/2039	250	253
	Chicago IL GO	5.000%	1/1/2040	450	455
	Chicago IL GO	5.500%	1/1/2041	100	108
	Chicago IL GO	5.000%	1/1/2042	305	309
	Chicago IL GO	5.000%	1/1/2043	40	40
	Chicago IL GO	5.000%	1/1/2044	500	498
	Chicago IL GO	5.000%	1/1/2044	570	568
	Chicago IL GO	5.000%	1/1/2045	285	279
	Chicago IL GO	5.250%	1/1/2045	500	503
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	55	62
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	150	152
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	470	528
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	55	62
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	90	100
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	140	154
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	160	180
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	320	347
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	140	160
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	50	57
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	400	429
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	350	383
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	505	572
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	160	172
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	340	350
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	30	31
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	80	84
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	710	741
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	105	109
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2042	695	697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	550	526
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	225	241
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	400	425
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	1,100	1,121
	Cook County IL GO	5.000%	11/15/2028	55	59
	Cook County IL GO	5.000%	11/15/2029	240	261
	Cook County IL GO	5.000%	11/15/2030	300	305
	Cook County IL GO	5.000%	11/15/2031	145	147
	Cook County IL GO	5.000%	11/15/2032	150	165
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	75	75
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	100	100
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	80	79
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	120	128
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	500	528
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	80	86
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	205	210
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	50	49
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	105	116
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	115	129
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	100	114
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	150	170
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	215	250
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	135	157
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	50	59
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	75	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	175	175
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	195	193
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	405	439
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	100	110
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	565	579
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	180	182
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	105	119
	Illinois GO	5.000%	2/1/2026	100	100
	Illinois GO	5.000%	2/1/2026	445	445
	Illinois GO	5.000%	3/1/2026	85	85
	Illinois GO	5.000%	5/1/2026	230	231
	Illinois GO	5.500%	5/1/2026	5	5
	Illinois GO	5.000%	7/1/2026	70	71
	Illinois GO	5.000%	9/1/2026	200	203
	Illinois GO	5.000%	10/1/2026	500	508
	Illinois GO	3.250%	11/1/2026	210	211
	Illinois GO	5.000%	11/1/2026	650	662
	Illinois GO	5.000%	2/1/2027	585	599
	Illinois GO	5.000%	2/1/2027	205	210
	Illinois GO	5.000%	3/1/2027	105	108
	Illinois GO	5.000%	3/1/2027	75	77
	Illinois GO	5.000%	5/1/2027	100	103
	Illinois GO	5.000%	7/1/2027	490	507
	Illinois GO	5.250%	9/1/2027	250	261
	Illinois GO	5.000%	2/1/2028	190	194
	Illinois GO	5.000%	2/1/2028	165	173
	Illinois GO	5.000%	3/1/2028	100	105
	Illinois GO	5.000%	3/1/2028	275	289
	Illinois GO	5.000%	5/1/2028	70	74
	Illinois GO	5.000%	7/1/2028	45	48
	Illinois GO	5.000%	10/1/2028	60	64
	Illinois GO	5.000%	10/1/2028	740	786
	Illinois GO	5.000%	11/1/2028	155	161
	Illinois GO	5.000%	2/1/2029	50	51
	Illinois GO	5.000%	2/1/2029	1,260	1,347
	Illinois GO	5.000%	3/1/2029	800	857
	Illinois GO	5.000%	5/1/2029	45	48
	Illinois GO	5.000%	7/1/2029	175	189
	Illinois GO	5.000%	10/1/2029	100	108
	Illinois GO	5.000%	11/1/2029	400	416
	Illinois GO	5.000%	12/1/2029	75	82
[1]	Illinois GO	4.000%	2/1/2030	15	15
	Illinois GO	5.000%	2/1/2030	455	496
	Illinois GO	5.000%	3/1/2030	35	38
	Illinois GO	5.000%	5/1/2030	215	235
	Illinois GO	5.000%	5/1/2030	100	109
	Illinois GO	5.500%	5/1/2030	65	70
	Illinois GO	5.000%	7/1/2030	335	368
	Illinois GO	5.000%	10/1/2030	150	159
	Illinois GO	5.000%	10/1/2030	25	27
[1]	Illinois GO	4.000%	2/1/2031	85	86
	Illinois GO	5.000%	2/1/2031	135	150
	Illinois GO	5.000%	3/1/2031	100	111
	Illinois GO	5.000%	3/1/2031	25	28
	Illinois GO	5.000%	3/1/2031	115	128
	Illinois GO	5.000%	5/1/2031	180	200
	Illinois GO	5.000%	7/1/2031	95	106
	Illinois GO	5.000%	12/1/2031	80	90
	Illinois GO	5.000%	2/1/2032	25	28
	Illinois GO	5.000%	3/1/2032	65	73
	Illinois GO	5.000%	7/1/2032	470	530
	Illinois GO	4.000%	10/1/2032	25	26
	Illinois GO	5.000%	12/1/2032	125	142
	Illinois GO	5.000%	5/1/2033	250	279
	Illinois GO	5.000%	5/1/2033	680	773
	Illinois GO	5.000%	7/1/2033	145	163
	Illinois GO	5.250%	9/1/2033	500	580
	Illinois GO	5.000%	10/1/2033	100	105
	Illinois GO	4.000%	12/1/2033	500	506
	Illinois GO	5.000%	2/1/2034	205	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	3/1/2034	170	186
	Illinois GO	5.000%	3/1/2034	650	722
	Illinois GO	4.000%	10/1/2034	300	307
	Illinois GO	5.000%	7/1/2035	115	127
	Illinois GO	5.000%	9/1/2035	50	57
	Illinois GO	5.000%	10/1/2035	300	337
	Illinois GO	5.250%	10/1/2035	280	316
	Illinois GO	5.000%	12/1/2035	25	28
	Illinois GO	5.000%	2/1/2036	135	153
	Illinois GO	5.000%	3/1/2036	10	11
	Illinois GO	5.000%	3/1/2036	50	55
	Illinois GO	5.000%	5/1/2036	340	373
	Illinois GO	5.000%	7/1/2036	395	434
	Illinois GO	5.000%	10/1/2036	45	50
	Illinois GO	5.250%	10/1/2036	50	56
	Illinois GO	5.000%	12/1/2036	145	161
	Illinois GO	5.250%	3/1/2037	185	205
	Illinois GO	5.000%	5/1/2037	105	114
	Illinois GO	5.000%	5/1/2037	185	206
	Illinois GO	4.000%	7/1/2037	100	101
	Illinois GO	4.000%	10/1/2037	5	5
	Illinois GO	5.000%	2/1/2038	325	360
	Illinois GO	4.000%	3/1/2038	200	200
	Illinois GO	5.250%	3/1/2038	105	115
	Illinois GO	5.250%	5/1/2038	455	500
	Illinois GO	5.000%	10/1/2038	25	27
	Illinois GO	5.000%	12/1/2038	605	661
	Illinois GO	5.000%	2/1/2039	280	307
	Illinois GO	4.000%	3/1/2039	240	237
	Illinois GO	5.000%	5/1/2039	515	563
	Illinois GO	5.500%	5/1/2039	640	688
	Illinois GO	4.000%	10/1/2039	400	393
	Illinois GO	4.000%	3/1/2040	235	230
	Illinois GO	5.000%	5/1/2040	145	157
	Illinois GO	4.000%	10/1/2040	210	204
	Illinois GO	4.250%	12/1/2040	25	25
	Illinois GO	5.000%	1/1/2041	300	300
	Illinois GO	4.000%	3/1/2041	100	97
	Illinois GO	5.000%	5/1/2041	475	511
	Illinois GO	5.250%	5/1/2041	85	91
	Illinois GO	4.000%	10/1/2041	140	135
	Illinois GO	4.000%	10/1/2041	75	72
	Illinois GO	5.500%	3/1/2042	580	628
	Illinois GO	5.250%	5/1/2042	70	76
	Illinois GO	5.000%	9/1/2042	250	266
	Illinois GO	5.000%	9/1/2043	200	211
	Illinois GO	4.000%	10/1/2043	450	423
	Illinois GO	5.125%	10/1/2043	35	37
	Illinois GO	5.250%	5/1/2044	150	160
	Illinois GO	5.250%	5/1/2045	100	105
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2028	235	247
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	75	85
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	200	235
	Illinois Sales Tax Revenue	5.000%	6/15/2030	195	215
	Illinois Sales Tax Revenue	5.000%	6/15/2033	80	92
	Illinois Sales Tax Revenue	5.000%	6/15/2034	300	347
	Illinois Sales Tax Revenue	5.000%	6/15/2035	705	809
	Illinois Sales Tax Revenue	5.000%	6/15/2036	260	295
	Illinois Sales Tax Revenue	5.000%	6/15/2037	90	101
	Illinois Sales Tax Revenue	5.000%	6/15/2038	75	83
	Illinois Sales Tax Revenue	5.000%	6/15/2040	85	94
	Illinois Sales Tax Revenue	5.000%	6/15/2042	20	21
	Illinois Sales Tax Revenue	5.000%	6/15/2042	560	605
	Illinois State Sales Tax Revenue	5.000%	6/15/2033	40	46
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	65	67
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	815	836
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	500	513
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	175	184
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	235	247
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	330	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	70	77
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	15	16
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	20	22
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	200	220
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	200	200
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	260	261
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	235	235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	810	811
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	10	12
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	265	265
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	30	34
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	535	536
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	385	385
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	905	910
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	30	32
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	150	157
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	550	545
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	1,240	1,267
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	340	362
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	205	224
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	365	348
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	235	242
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	580	621
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	1,035	1,079
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	615	662
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	140	146
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	265	282
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	140	119
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2034	40	30
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	215	159
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	345	227
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	40	25
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	400	245
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	455	256
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	100	55
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	230	232
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	55	57
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	105	92
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	90	87
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	300	133
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	70	29
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	30	16
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	85	87
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	225	230
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	665	679
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	280	285
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	100	114
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	15	18
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	345	390
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	565	630
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	425	425
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	75	81
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	85	94
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	300	307
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	200	208
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	45	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	510	578
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	120	136
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	125	143
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	25	26
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	175	176
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	250	250
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	100	100
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	500	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	775	855
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	330	337
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	145	149
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	205	211
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	425	443
	Schaumburg IL GO	4.000%	12/1/2041	10	10
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	380	417
[1]	University of Illinois Board of Trustees College & University Revenue	4.000%	4/1/2043	185	180
					70,177
Indiana (0.4%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	150	146
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	80	86
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	70	75
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	25	28
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	111
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	205	232
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	135	143
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	110	123
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	325	339
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2026	245	245
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	80	82
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	385	408
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	135	147
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	25	28
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	60	63
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	90	91
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	85	86
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	295	310
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	50	50
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	200	201
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	55	55
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	5	5
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	125	125
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	630	634
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	300	309
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	100	108
	Indiana University College & University Revenue	5.000%	6/1/2034	95	111
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	70	78
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	50	51
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	265	285
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	100	109
					4,864
Iowa (0.2%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	250	290
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	325	384
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	30	31
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	675	702
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	90	94
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	300	312
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	135	157
	Iowa Finance Authority Water Revenue	5.000%	8/1/2035	110	127
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	10	12
	Iowa Special Obligation Revenue	5.000%	6/1/2034	295	317
					2,426
Kansas (0.1%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	85	90
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	245	249
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	100	107
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	112
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	130	151
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	135	159
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2035	135	158
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	225	227
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	50	50
					1,303
Kentucky (0.6%)
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	425	414
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	100	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	100	113
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	1,050	1,071
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	100	102
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	205	225
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	20	23
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	300	337
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	25	28
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	105	116
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	140	152
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	100	108
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	20	22
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	130	153
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	110	128
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2039	100	114
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2041	185	208
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	500	539
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	145	162
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2031	35	40
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2032	195	225
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	120	142
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2039	650	744
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	305	345
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2042	150	167
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	200	219
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2044	150	162
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	185	197
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2036	140	160
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	100	115
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	485	427
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/2041	75	81
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	270	260
	University of Kentucky College & University Revenue	4.000%	4/1/2044	185	179
					7,593
Louisiana (0.4%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	415	403
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	145	141
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	35	36
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	120	133
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	10	11
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	10	12
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	440	520
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2045	50	48
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2045	30	30
	Louisiana GO	5.000%	8/1/2028	50	51
	Louisiana GO	5.000%	9/1/2030	205	229
	Louisiana GO	5.000%	2/1/2031	550	619
	Louisiana GO	5.000%	9/1/2031	100	114
	Louisiana GO	4.000%	4/1/2037	45	45
	Louisiana GO	5.000%	6/1/2044	400	436
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	600	621
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	150	155
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	105	108
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	15	15
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	390	401
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	750	757
					4,885
Maine (0.0%)
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	25	24
Maryland (2.1%)
	Baltimore MD Water Revenue	5.000%	7/1/2044	50	50
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2041	170	172
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2044	45	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	285	290
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	285	290
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	200	209
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	445	478
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	60	63
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	295	307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	60	60
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	210	200
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	40	45
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	105	105
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	80	89
Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	65	62
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	110	110
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	170	187
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	600	702
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2035	1,000	1,162
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	560	485
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2038	790	898
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2039	400	413
Maryland GO	5.000%	3/1/2026	115	115
Maryland GO	5.000%	3/15/2026	140	140
Maryland GO	4.000%	8/1/2026	85	86
Maryland GO	5.000%	8/1/2026	300	304
Maryland GO	5.000%	8/1/2026	710	720
Maryland GO	5.000%	8/1/2026	50	51
Maryland GO	5.000%	8/1/2026	105	106
Maryland GO	5.000%	8/1/2026	435	441
Maryland GO	5.000%	3/15/2027	400	412
Maryland GO	5.000%	3/15/2027	515	531
Maryland GO	3.000%	8/1/2027	90	91
Maryland GO	4.000%	3/1/2028	50	52
Maryland GO	5.000%	3/1/2028	280	296
Maryland GO	5.000%	3/15/2028	190	201
Maryland GO	5.000%	3/15/2028	265	280
Maryland GO	5.000%	6/1/2028	100	106
Maryland GO	5.000%	6/1/2028	200	213
Maryland GO	4.000%	8/1/2028	145	151
Maryland GO	5.000%	8/1/2028	160	171
Maryland GO	5.000%	8/1/2028	230	246
Maryland GO	5.000%	8/1/2028	225	240
Maryland GO	5.000%	3/15/2029	1,025	1,085
Maryland GO	5.000%	6/1/2029	250	272
Maryland GO	5.000%	6/1/2029	175	191
Maryland GO	4.000%	8/1/2029	175	185
Maryland GO	5.000%	8/1/2029	65	71
Maryland GO	5.000%	8/1/2029	675	739
Maryland GO	5.000%	8/1/2029	210	224
Maryland GO	5.000%	3/1/2030	165	183
Maryland GO	5.000%	3/15/2030	60	63
Maryland GO	5.000%	3/15/2030	410	444
Maryland GO	5.000%	6/1/2030	235	262
Maryland GO	5.000%	6/1/2030	550	613
Maryland GO	5.000%	8/1/2030	165	180
Maryland GO	5.000%	3/1/2031	50	57
Maryland GO	5.000%	3/15/2031	100	108
Maryland GO	5.000%	3/15/2031	125	132
Maryland GO	5.000%	3/15/2031	125	138
Maryland GO	3.000%	6/1/2031	20	20
Maryland GO	5.000%	6/1/2031	200	227
Maryland GO	5.000%	8/1/2031	300	320
Maryland GO	5.000%	8/1/2031	490	546
Maryland GO	5.000%	8/1/2031	40	46
Maryland GO	5.000%	3/1/2032	150	169
Maryland GO	5.000%	6/1/2032	100	116
Maryland GO	5.000%	8/1/2032	1,045	1,183
Maryland GO	5.000%	3/1/2033	315	353
Maryland GO	3.125%	3/15/2033	200	201
Maryland GO	5.000%	6/1/2033	275	316
Maryland GO	5.000%	6/1/2033	55	64
Maryland GO	5.000%	8/1/2033	200	226
Maryland GO	5.000%	8/1/2033	125	138
Maryland GO	5.000%	3/1/2034	105	117
Maryland GO	5.000%	3/15/2034	280	326
Maryland GO	5.000%	6/1/2034	200	229
Maryland GO	5.000%	6/1/2034	200	237
Maryland GO	2.250%	8/1/2034	15	14

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/2034	10	11
Maryland GO	5.000%	3/1/2035	380	422
Maryland GO	5.000%	3/15/2035	70	81
Maryland GO	5.000%	6/1/2035	150	171
Maryland GO	5.000%	6/1/2035	340	401
Maryland GO	4.000%	8/1/2035	15	16
Maryland GO	5.000%	3/15/2036	510	585
Maryland GO	5.000%	6/1/2036	5	6
Maryland GO	5.000%	6/1/2036	460	537
Maryland GO	4.000%	8/1/2036	55	58
Maryland GO	5.000%	3/15/2037	550	626
Maryland GO	5.000%	6/1/2038	500	583
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	255	262
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2038	150	172
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2045	130	127
Montgomery County MD GO	5.000%	10/1/2026	125	127
Montgomery County MD GO	5.000%	12/1/2029	120	132
Montgomery County MD GO	5.000%	12/1/2032	225	262
Montgomery County MD GO	5.000%	12/1/2035	30	36
Prince George's County MD GO	5.000%	9/15/2026	350	356
Prince George's County MD GO	5.000%	7/15/2027	145	151
Prince George's County MD GO	3.000%	9/15/2028	45	45
Prince George's County MD GO	5.000%	7/15/2031	75	80
				26,416
Massachusetts (3.5%)
Boston MA GO	5.000%	2/1/2043	20	22
Commonwealth of Massachusetts GO	5.000%	4/1/2026	155	156
Commonwealth of Massachusetts GO	5.000%	7/1/2026	95	96
Commonwealth of Massachusetts GO	5.000%	7/1/2026	130	131
Commonwealth of Massachusetts GO	5.000%	10/1/2026	60	61
Commonwealth of Massachusetts GO	5.000%	11/1/2026	50	51
Commonwealth of Massachusetts GO	5.000%	9/1/2027	350	365
Commonwealth of Massachusetts GO	5.000%	9/1/2027	120	125
Commonwealth of Massachusetts GO	5.000%	10/1/2027	465	486
Commonwealth of Massachusetts GO	5.000%	7/1/2028	125	126
Commonwealth of Massachusetts GO	5.000%	7/1/2028	975	1,040
Commonwealth of Massachusetts GO	5.000%	7/1/2028	50	53
Commonwealth of Massachusetts GO	5.000%	11/1/2028	120	129
Commonwealth of Massachusetts GO	5.000%	11/1/2028	115	124
Commonwealth of Massachusetts GO	5.000%	1/1/2029	400	421
Commonwealth of Massachusetts GO	5.000%	7/1/2029	60	61
Commonwealth of Massachusetts GO	5.000%	9/1/2029	215	236
Commonwealth of Massachusetts GO	5.000%	7/1/2030	55	62
Commonwealth of Massachusetts GO	5.000%	7/1/2030	60	67
Commonwealth of Massachusetts GO	5.000%	7/1/2030	345	386
Commonwealth of Massachusetts GO	5.000%	9/1/2030	475	533
Commonwealth of Massachusetts GO	5.000%	9/1/2030	305	343
Commonwealth of Massachusetts GO	5.000%	10/1/2030	800	900
Commonwealth of Massachusetts GO	5.000%	12/1/2030	250	282
Commonwealth of Massachusetts GO	5.000%	1/1/2031	60	65
Commonwealth of Massachusetts GO	5.000%	1/1/2031	165	174
Commonwealth of Massachusetts GO	5.000%	7/1/2031	110	111
Commonwealth of Massachusetts GO	5.000%	9/1/2031	745	853
Commonwealth of Massachusetts GO	5.000%	10/1/2031	160	183
Commonwealth of Massachusetts GO	5.000%	11/1/2031	15	17
Commonwealth of Massachusetts GO	5.000%	11/1/2031	130	149
Commonwealth of Massachusetts GO	5.000%	12/1/2031	100	115
Commonwealth of Massachusetts GO	5.000%	1/1/2032	10	11
Commonwealth of Massachusetts GO	5.000%	2/1/2032	125	144
Commonwealth of Massachusetts GO	5.000%	3/1/2032	700	809
Commonwealth of Massachusetts GO	5.000%	7/1/2032	95	106
Commonwealth of Massachusetts GO	5.000%	10/1/2032	55	64
Commonwealth of Massachusetts GO	5.000%	11/1/2032	225	262
Commonwealth of Massachusetts GO	5.000%	5/1/2033	50	59
Commonwealth of Massachusetts GO	5.000%	6/1/2033	1,530	1,798
Commonwealth of Massachusetts GO	5.000%	7/1/2033	90	91
Commonwealth of Massachusetts GO	5.000%	7/1/2033	1,025	1,206
Commonwealth of Massachusetts GO	5.000%	10/1/2033	75	86

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	3.000%	11/1/2033	310	310
Commonwealth of Massachusetts GO	5.000%	11/1/2033	65	72
Commonwealth of Massachusetts GO	4.000%	2/1/2034	55	59
Commonwealth of Massachusetts GO	2.000%	3/1/2034	470	427
Commonwealth of Massachusetts GO	5.000%	5/1/2034	80	93
Commonwealth of Massachusetts GO	3.000%	9/1/2034	35	35
Commonwealth of Massachusetts GO	4.000%	9/1/2034	550	553
Commonwealth of Massachusetts GO	5.000%	10/1/2034	115	134
Commonwealth of Massachusetts GO	3.000%	11/1/2034	15	15
Commonwealth of Massachusetts GO	5.000%	1/1/2035	40	47
Commonwealth of Massachusetts GO	5.000%	5/1/2035	295	341
Commonwealth of Massachusetts GO	5.000%	5/1/2035	200	236
Commonwealth of Massachusetts GO	5.000%	6/1/2035	360	432
Commonwealth of Massachusetts GO	3.000%	7/1/2035	100	100
Commonwealth of Massachusetts GO	5.000%	10/1/2035	40	46
Commonwealth of Massachusetts GO	5.000%	10/1/2035	50	57
Commonwealth of Massachusetts GO	3.000%	11/1/2035	130	130
Commonwealth of Massachusetts GO	5.000%	2/1/2036	65	66
Commonwealth of Massachusetts GO	3.000%	3/1/2036	120	119
Commonwealth of Massachusetts GO	5.000%	5/1/2036	200	233
Commonwealth of Massachusetts GO	4.000%	9/1/2036	150	150
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	57
Commonwealth of Massachusetts GO	5.000%	12/1/2036	100	102
Commonwealth of Massachusetts GO	5.000%	1/1/2037	1,000	1,151
Commonwealth of Massachusetts GO	5.000%	4/1/2037	200	205
Commonwealth of Massachusetts GO	5.000%	9/1/2037	45	47
Commonwealth of Massachusetts GO	5.000%	1/1/2038	205	234
Commonwealth of Massachusetts GO	5.000%	5/1/2038	375	424
Commonwealth of Massachusetts GO	4.000%	10/1/2038	40	42
Commonwealth of Massachusetts GO	3.000%	11/1/2038	130	124
Commonwealth of Massachusetts GO	5.000%	11/1/2038	50	57
Commonwealth of Massachusetts GO	5.000%	12/1/2038	570	578
Commonwealth of Massachusetts GO	3.250%	2/1/2039	10	10
Commonwealth of Massachusetts GO	5.000%	4/1/2039	200	232
Commonwealth of Massachusetts GO	5.000%	5/1/2039	320	339
Commonwealth of Massachusetts GO	5.000%	6/1/2039	200	232
Commonwealth of Massachusetts GO	3.000%	7/1/2039	115	109
Commonwealth of Massachusetts GO	4.000%	9/1/2039	150	150
Commonwealth of Massachusetts GO	3.000%	11/1/2039	110	103
Commonwealth of Massachusetts GO	5.000%	12/1/2039	300	349
Commonwealth of Massachusetts GO	5.000%	1/1/2040	190	214
Commonwealth of Massachusetts GO	3.500%	2/1/2040	20	20
Commonwealth of Massachusetts GO	4.000%	2/1/2040	400	412
Commonwealth of Massachusetts GO	2.000%	3/1/2040	70	54
Commonwealth of Massachusetts GO	5.000%	5/1/2040	50	53
Commonwealth of Massachusetts GO	5.000%	7/1/2040	40	43
Commonwealth of Massachusetts GO	3.250%	9/1/2040	265	253
Commonwealth of Massachusetts GO	5.000%	11/1/2040	260	293
Commonwealth of Massachusetts GO	5.000%	12/1/2040	250	283
Commonwealth of Massachusetts GO	5.000%	12/1/2040	240	277
Commonwealth of Massachusetts GO	4.000%	2/1/2041	55	55
Commonwealth of Massachusetts GO	2.000%	3/1/2041	25	19
Commonwealth of Massachusetts GO	3.000%	4/1/2041	400	365
Commonwealth of Massachusetts GO	5.000%	5/1/2041	500	527
Commonwealth of Massachusetts GO	5.000%	5/1/2041	5	6
Commonwealth of Massachusetts GO	5.000%	10/1/2041	100	110
Commonwealth of Massachusetts GO	5.000%	12/1/2041	30	34
Commonwealth of Massachusetts GO	5.000%	5/1/2042	25	26
Commonwealth of Massachusetts GO	4.000%	9/1/2042	615	611
Commonwealth of Massachusetts GO	3.000%	11/1/2042	30	26
Commonwealth of Massachusetts GO	5.000%	11/1/2042	230	255
Commonwealth of Massachusetts GO	5.000%	12/1/2042	500	564
Commonwealth of Massachusetts GO	2.500%	3/1/2043	125	97
Commonwealth of Massachusetts GO	5.000%	5/1/2043	45	49
Commonwealth of Massachusetts GO	5.000%	11/1/2043	50	55
Commonwealth of Massachusetts GO	5.250%	1/1/2044	15	16
Commonwealth of Massachusetts GO	3.000%	4/1/2044	320	268
Commonwealth of Massachusetts GO	5.000%	5/1/2044	130	135
Commonwealth of Massachusetts GO	4.000%	12/1/2044	20	20
Commonwealth of Massachusetts GO	5.000%	12/1/2044	40	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	2/1/2045	70	68
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	200	216
	Commonwealth of Massachusetts GO	4.000%	5/1/2045	425	409
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	145	156
	Commonwealth of Massachusetts GO	4.000%	7/1/2045	30	29
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	75	78
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	130	136
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	10	11
	Commonwealth of Massachusetts GO	5.000%	12/1/2045	150	163
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	55	61
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2026	65	66
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.500%	6/1/2042	25	24
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	30	32
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	340	332
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	125	126
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	200	202
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2037	5	6
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	35	35
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	150	168
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2034	645	782
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	140	140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	150	174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	235	241
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	45	51
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	385	406
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	190	189
[5]	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	500	546
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	205	196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	350	409
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2033	160	162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	500	592
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	40	40
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	60	72
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	100	111
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	145	145
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	34
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	540	616
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	560	670
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	5	6
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	270	268
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	290	315
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	410	437
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	665	649
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	590	677
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	285	327
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	125	149
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	1,320	1,570
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	250	278
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2035	250	301
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2036	280	338
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	425	516
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	425	517
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	100	114
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	175	175
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	175	181
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/2045	55	54
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	250	261
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	300	324
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	15	16
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	275	294
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	115	123
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	105	107
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2029	65	72
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	55	57
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	85	86
	Massachusetts Water Resources Authority Water Revenue	3.000%	8/1/2042	185	161
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	25	25
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	115	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	45	46
					43,496
Michigan (1.1%)
[1,6]	Detroit City School District GO	5.250%	5/1/2030	55	61
[1,6]	Detroit City School District GO	5.250%	5/1/2032	240	273
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	135	137
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	105	119
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	400	453
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	45	52
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	135	158
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	180	211
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	25	28
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	85	86
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	15	15
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	400	460
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	200	233
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	720	841
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	90	106
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	115	116
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	30	34
[2]	Gwinn Area Community School District GO	3.000%	5/1/2026	185	185
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	310	320
[5]	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	190	209
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	760	782
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	500	512
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	90	71
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	475	483
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	195	198
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	225	227
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	250	291
	Michigan State University College & University Revenue	4.000%	2/15/2044	430	424
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	335	376
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	235	263
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	350	398
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2033	105	117
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	260	293
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2035	590	660
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	300	315
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	40	44
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	55	57
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	155	160
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	15	16
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	25	25
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	70	71
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	1,000	974
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2029	310	341
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2033	120	141
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2034	515	601
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	250	289
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2036	470	538
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	30	34
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	25	27
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	125	136
					13,062
Minnesota (1.0%)
	Metropolitan Council GAN GO	5.000%	12/1/2026	400	409
	Metropolitan Council GAN GO	5.000%	12/1/2028	300	323
	Metropolitan Council GAN GO	5.000%	12/1/2029	250	275
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	120	123
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	235	240
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	50	57
	Minnesota (State Office Building Project) COP	5.000%	11/1/2038	610	694
	Minnesota (State Office Building Project) COP	5.000%	11/1/2040	30	34
	Minnesota (State Office Building Project) COP	5.000%	11/1/2041	85	94
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	500	544

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Appropriations Revenue	5.000%	3/1/2027	205	211
Minnesota Appropriations Revenue	5.000%	3/1/2030	25	28
Minnesota GO	5.000%	8/1/2026	155	157
Minnesota GO	5.000%	8/1/2026	185	188
Minnesota GO	5.000%	8/1/2026	1,000	1,014
Minnesota GO	5.000%	9/1/2027	235	245
Minnesota GO	5.000%	8/1/2028	150	160
Minnesota GO	5.000%	8/1/2028	125	133
Minnesota GO	5.000%	9/1/2028	325	348
Minnesota GO	5.000%	10/1/2028	305	319
Minnesota GO	5.000%	9/1/2029	25	27
Minnesota GO	5.000%	8/1/2030	50	56
Minnesota GO	5.000%	9/1/2030	80	89
Minnesota GO	5.000%	8/1/2031	25	28
Minnesota GO	5.000%	9/1/2031	65	74
Minnesota GO	5.000%	8/1/2032	335	388
Minnesota GO	5.000%	8/1/2032	150	174
Minnesota GO	5.000%	9/1/2032	50	57
Minnesota GO	5.000%	8/1/2033	190	223
Minnesota GO	5.000%	8/1/2034	500	594
Minnesota GO	5.000%	8/1/2035	445	525
Minnesota GO	5.000%	8/1/2035	525	629
Minnesota GO	5.000%	8/1/2036	730	866
Minnesota GO	5.000%	8/1/2037	250	289
Minnesota GO	5.000%	8/1/2040	10	11
Minnesota GO	5.000%	8/1/2041	510	576
Minnesota GO	5.000%	8/1/2042	25	28
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	165	187
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	265	305
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	835	975
St. Louis County MN GO	3.000%	12/1/2026	80	80
				11,777
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	50	57
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	100	100
Mississippi GO	5.000%	10/1/2026	100	101
Mississippi GO	5.000%	10/1/2028	305	319
Mississippi GO	5.000%	10/1/2029	500	522
Mississippi GO	4.000%	10/1/2036	40	40
Mississippi GO	4.000%	10/1/2037	5	5
Mississippi GO, Prere.	5.000%	11/1/2026	450	459
Mississippi GO, Prere.	5.000%	10/1/2027	640	669
				2,272
Missouri (0.3%)
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	155	160
Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	220	221
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	375	388
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	130	150
Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2031	230	261
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	680	685
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2040	165	166
Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	265	301
Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2035	150	177
University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	860	964
University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	140	166
				3,639
Nebraska (0.2%)
Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/2040	45	45
Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	60	63
Omaha NE Sewer Revenue	4.000%	11/15/2044	30	29
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	470	507
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	260	280
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	530	616
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	55	63
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	250	283
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	170	174
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	295	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha School District GO	3.000%	12/15/2041	5	5
					2,384
Nevada (0.9%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	405	410
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	50	51
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	870	925
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	860	935
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	70	76
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	95	97
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	550	618
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	400	409
	Clark County NV GO	5.000%	11/1/2026	250	255
	Clark County NV GO	5.000%	11/1/2028	15	15
	Clark County NV GO	5.000%	6/1/2038	60	63
	Clark County NV GO	5.000%	6/1/2043	565	581
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	95	96
	Clark County School District GO	5.000%	6/15/2026	845	853
	Clark County School District GO	5.000%	6/15/2042	400	439
	Clark County School District GO	5.000%	6/15/2043	435	472
	Clark County School District GO	5.000%	6/15/2045	500	532
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	1,200	1,233
	Las Vegas Valley Water District GO	5.000%	6/1/2033	365	426
	Las Vegas Valley Water District GO	5.000%	6/1/2035	140	164
	Las Vegas Valley Water District GO	5.000%	6/1/2036	100	116
	Las Vegas Valley Water District GO	5.000%	6/1/2037	255	294
	Las Vegas Valley Water District GO	5.000%	6/1/2041	75	75
	Nevada GO	5.000%	10/1/2026	500	509
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	60	60
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	150	151
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	235	243
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	310	321
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	250	253
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	75	76
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	305	317
					11,065
New Hampshire (0.0%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	200	231
New Jersey (4.4%)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	30	30
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	275	280
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	60	60
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	1,000	1,047
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	220	220
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	850	859
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	55	58
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	775	791
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	105	108
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2033	30	33
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	150	151
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	10	10
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	355	363
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	400	414
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	30	30
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	250	281
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	250	254
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	2,120	2,373
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	750	881
	New Jersey GO	5.000%	6/1/2028	1,020	1,083
	New Jersey GO	5.000%	6/1/2029	1,300	1,414
	New Jersey GO	4.000%	6/1/2030	410	439
	New Jersey GO	4.000%	6/1/2031	1,085	1,175
	New Jersey GO	3.000%	6/1/2032	100	102
	New Jersey GO	4.000%	6/1/2032	660	720
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	600	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	370	362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	470	460
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	750	757
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	350	334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	870	830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	250	263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	725	732
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	355	330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	60	56
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	635	590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	375	402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	210	212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	145	157
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	270	245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	340	307
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	245	247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	260	288
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	345	303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	795	697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	100	107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	570	575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	685	772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	30	34
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	530	450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	375	318
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	425	440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	185	202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	250	281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	240	275
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	2,090	1,719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	245	262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	450	504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	135	157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	55	43
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	90	71
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	380	400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	75	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	370	427
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	45	34
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	485	371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	130	138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	180	203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	110	80
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	25	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	65	45
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	210	233
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	45	30
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	280	184
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	180	183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	900	564
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	40	41
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2039	5	6
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	50	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	350	353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	500	283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	40	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	400	398
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	130	130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	35	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	125	133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	135	155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	110	128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	90	104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	285	291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	495	549
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	25	29
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	250	286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	15	17

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	100	113
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	140	142
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	395	440
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	155	169
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	105	116
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	5	5
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	235	260
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	45	45
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	20	22
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	445	478
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	320	332
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	265	263
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	20	21
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	25	26
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	130	141
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	100	93
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	1,015	1,021
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	70	68
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	1,145	1,176
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	190	183
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	795	824
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	225	258
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	225	261
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	100	117
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	430	503
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	230	267
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	150	169
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	50	57
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	795	889
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	535	616
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	200	205
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	200	223
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	200	226
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	240	263
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	55
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	100	113
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	210	247
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	230	267
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	500	587
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	15	17
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	595	671
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	110	122
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	300	335
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	335	367
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	500	552
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	30	32
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	100	107
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	539
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	195	160
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	115	91
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	100	63
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	1,040	616
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	50	50
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	310	318
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	125	134
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	100	110
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	365	383
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	435	488

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	110	112
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	250	285
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	100	114
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	600	692
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	150	175
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	15	16
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	80	94
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	70	71
New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	335	324
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	415	428
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	760	766
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	20	22
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	100	110
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2043	100	99
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	200	221
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	35	38
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	220	241
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	195	211
Parsippany-Troy Hills Township NJ GO	3.000%	9/15/2026	75	75
				54,210
New Mexico (0.3%)
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	495	514
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	150	159
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	150	159
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	495	540
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	160	178
New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	625	640
New Mexico GO	5.000%	3/1/2032	90	103
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	340	344
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	160	166
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	125	133
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	645	702
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	170	185
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	17
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	17
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	100	113
				3,970
New York (23.2%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	55	58
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	105	119
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	250	280
Battery Park City Authority Miscellaneous Revenue	4.000%	11/1/2044	200	200
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2045	75	82
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	85	85
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	55	61
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	120	133
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	110	122
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	125	125
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	50	51
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	40	44
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	15	15
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	150
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	700	702
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	100	111
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	125	137
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	660	678
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	370	384
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	385	395
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	135	135
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	170	180
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	100	110
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	90	92
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	425	425
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	164
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	100	106
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	40	41
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	130	130
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	150	153
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	210	222
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	230	234
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	200	217
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	120	126
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	240	243
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	90	91
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	250	253
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	50	53
	Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2039	75	85
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	155	139
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	515	519
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	85	89
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	500	501
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	165	166
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	85	91
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	70	73
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	150	149
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	845	880
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	450	479
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	70	69
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	275	269
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	50	53
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	15	14
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	535	562
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	300	289
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	660	636
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	85	85
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	250	251
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2034	30	35
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	30	32
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	230	256
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	260	278
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	210	215
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	235	250
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	250	266
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	210	187
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	180	189
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	430	408
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	225	215
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	35	33
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	355	333
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	120	123
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	625	640
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	255	261
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	80	81
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	65	66
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	1,530	1,559
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	1,850	1,877
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	755	721
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	265	260
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	215	217
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	140	127
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	50	54
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	155	157
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	340	364
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	455	484
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	655	695
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	195	197
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	185	216
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	180	189
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	95	107
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	60	61
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	580	584
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	80	80
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	80	80
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	80	82
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	460	477
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	15	15
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	465	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	1,495	1,518
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	75	84
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	325	331
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	615	679
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	40	44
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	455	490
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	10	11
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	105	105
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	205	181
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	500	414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	960	980
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	73
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	40	41
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	20	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	275	280
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	160	169
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	450	483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	155	166
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	215	194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	275	290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	245	249
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	450	458
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	550	616
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	870	916
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	10	8
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	145	139
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	300	330
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	80	92
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	115
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	275	216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	185	194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	55	58
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	220	230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	175	206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	1,005	1,180
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	145	166
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	340	399
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	350	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	160	188
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	160	147
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	190	190
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	200	201
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	1,385	1,401
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	625	699
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	195	195
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	200	209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	160	176
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	90	49
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	340	336
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	200	174
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	510	503
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	825	827
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	900	870
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	30	29
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	300	323
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	115	124
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	165	156
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	375	361
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	25	26
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	80	83
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	95	100
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	15	13
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	400	362
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2034	40	46
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	100	98
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	180	195
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	115	124
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2034	245	264
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	95	108
	Nassau County NY GO	4.000%	4/1/2043	265	265
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	35	29
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	60	56
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	330	314
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	80	74
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	235	235
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	85	88
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	830	850
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	500	533
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	400	420
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	465	520
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	530	593
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	120	137
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	35	40
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	130	148
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	15	16
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	125	126
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	65	73
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	425	440
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	200	202
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	125	136
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	100	117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	845	992
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	200	212
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	65	70
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	250	297
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	105	125
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	170	191
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	515	616
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	35	41
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	85	99
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	55	66
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	100	120
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	60	70
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	95	94
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	30	31
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	245	252
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	340	408
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	12
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	165	159
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	480	482
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	100	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,710	1,742
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	155	163
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	230	270
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	305	311
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	70	70
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	75	78
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	5	5
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	320	326
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	505	540
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	135	153
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	300	348
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2038	150	181
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	100	100
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	145	148
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	25	28
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	116
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	45	54
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	490	480
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	445	449
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	510	548

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	150	156
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	235	250
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	310
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	310
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	53
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	145	146
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	155	156
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	285	304
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	155	154
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	290	290
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	95	95
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	205	204
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	100	98
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	510	553
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	75	83
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	285	235
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	285	274
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	90	95
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	160	174
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	65	55
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	675	647
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	470	450
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	95	91
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	935	959
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	555	585
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	15	16
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	40	43
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	345	366
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	100	113
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	370	425
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2035	320	334
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	75	76
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	435	459
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	740	761
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	90	95
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	90	89
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	600	575
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	90	96
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	465	495
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	75	80
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	930	988
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	100	106
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	10	11
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	205	207
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	30	30
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	1,045	1,045
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	265	263
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	130	134
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	305	314
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	20	19
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	1,210	1,237
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	700	720
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	55	66
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	250	291
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	205	232
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	185	207
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	65	71
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	55	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	245	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	200	209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	310	324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	630	659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	130	139

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	350	375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	500	536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	215	236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	155	155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	250	277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	120	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	195	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	500	559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	335	375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	535	599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	200	224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	225	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	120	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	110	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	350	399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	515	586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	500	569
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	150	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	270	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	120	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	250	287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	50	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	205	230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	260	295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	300	346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,080	1,246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	350	404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	750	865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2033	1,465	1,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	210	221
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	330	365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	210	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	220	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	75	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	175	175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	220	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	520	571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	180	190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	275	304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	295	318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	175	206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	110	129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	175	167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	270	276
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	65	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	75	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	90	90
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	305	350
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	100	118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	240	284
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	345	346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	210	217
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	85	94
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	250	281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	140	145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	425	425
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	320	341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	255	274
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	210	244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	255	302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	115	115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	75	83
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	60	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	155	162
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	605	688
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	250	289
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	350	412
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	1,140	1,175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	395	415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	150	153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	405	420
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	500	542
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	29
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	130	150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	115	133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	125	142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	390	355
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	295	320
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	75	83
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	5	6
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	375	421
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,615	1,887
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	100	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	20	21
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	280	297
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	230	261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	205	234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	445	511
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	105	106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	40	40
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	45	46
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	150	152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	105	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	160	165
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	130	134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	95	102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	200	227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,000	1,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	175	197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	845	761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	150	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	235	262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	125	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	70	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	500	576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	260	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	455	461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	100	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	35	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	325	362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	205	183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	140	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,000	1,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	760	856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	665	749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	125	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	410	449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	220	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	170	190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	385	432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	30	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	120	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	300	304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	165	184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	500	502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	800	892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	225	253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	395	411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	295	296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	280	310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	155	155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	200	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	380	418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	145	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	145	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	1,125	1,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	115	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	370	409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	35	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	175	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,410	1,436
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	54
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	40	44
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	160	175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	200	221
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	295	246
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	450	442
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	320	319
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	370	364
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	520	514
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	465	512
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	115	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	40	39
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	105	103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	1,220	1,295
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	180	192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	250	269
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	435	380
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	85	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	210	206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	165	159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	50	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	45	49
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	250	271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	75	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	550	533
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	355	384
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	180	195
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2043	880	955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	55	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	150	158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	55	58
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	25	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	270	262
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	25	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	440	470
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	425	455
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	85	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	200	216
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	335	324
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	500	536
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	410	441
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	790	830
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	300	317
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	140	150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	180	141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	510	480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	65	61
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	85	89
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	45	48
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	380	403
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	65	69
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	250	267
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	155	167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	110	103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	515	523
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	40	42
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	30	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	65	69
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	495	537
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	310	324
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	485	485
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	635	596
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	305	305
	New York GO	5.000%	3/15/2044	5	6
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	425	333

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	175	152
New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	370	361
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	450	344
New York NY GO	5.000%	8/1/2026	330	334
New York NY GO	5.000%	9/1/2026	135	137
New York NY GO	5.000%	8/1/2027	230	239
New York NY GO	5.000%	8/1/2027	285	292
New York NY GO	5.000%	8/1/2027	250	260
New York NY GO	5.000%	8/1/2027	460	479
New York NY GO	5.000%	8/1/2027	100	104
New York NY GO	5.000%	8/1/2027	500	520
New York NY GO	5.000%	9/1/2027	500	521
New York NY GO	5.000%	9/1/2027	150	156
New York NY GO	5.000%	8/1/2028	75	80
New York NY GO	5.000%	8/1/2028	490	522
New York NY GO	5.000%	8/1/2028	160	171
New York NY GO	5.000%	8/1/2028	165	176
New York NY GO	5.000%	8/1/2028	900	959
New York NY GO	5.000%	8/1/2028	455	485
New York NY GO	5.000%	10/1/2028	50	54
New York NY GO	5.000%	8/1/2029	300	304
New York NY GO	5.000%	8/1/2029	365	398
New York NY GO	5.000%	8/1/2029	35	38
New York NY GO	5.000%	8/1/2029	250	268
New York NY GO	5.000%	9/1/2029	750	820
New York NY GO	5.000%	10/1/2029	70	77
New York NY GO	5.000%	8/1/2030	75	84
New York NY GO	5.000%	8/1/2030	310	345
New York NY GO	5.000%	8/1/2030	85	95
New York NY GO	5.000%	8/1/2030	80	86
New York NY GO	5.000%	8/1/2030	85	95
New York NY GO	5.000%	8/1/2030	225	251
New York NY GO	5.000%	8/1/2030	115	128
New York NY GO	5.250%	10/1/2030	115	120
New York NY GO	5.000%	4/1/2031	70	75
New York NY GO	5.000%	8/1/2031	55	62
New York NY GO	5.000%	8/1/2031	100	110
New York NY GO	5.000%	8/1/2031	45	50
New York NY GO	5.000%	8/1/2031	250	283
New York NY GO	5.000%	8/1/2031	850	962
New York NY GO	5.000%	9/1/2031	995	1,127
New York NY GO	5.000%	10/1/2031	20	23
New York NY GO	5.000%	12/1/2031	25	26
New York NY GO	5.000%	3/1/2032	105	120
New York NY GO	5.000%	8/1/2032	35	39
New York NY GO	5.000%	8/1/2032	195	215
New York NY GO	5.000%	8/1/2032	75	83
New York NY GO	5.000%	8/1/2032	225	253
New York NY GO	5.000%	8/1/2032	1,000	1,147
New York NY GO	5.000%	8/1/2032	15	17
New York NY GO	3.250%	3/1/2033	45	45
New York NY GO	5.000%	4/1/2033	100	105
New York NY GO	5.000%	8/1/2033	130	145
New York NY GO	5.000%	8/1/2033	125	145
New York NY GO	5.000%	8/1/2033	250	290
New York NY GO	5.000%	9/1/2033	150	170
New York NY GO	5.000%	10/1/2033	335	361
New York NY GO	5.250%	10/1/2033	15	16
New York NY GO	5.000%	4/1/2034	100	105
New York NY GO	5.000%	4/1/2034	200	222
New York NY GO	5.000%	8/1/2034	430	504
New York NY GO	5.000%	8/1/2034	250	293
New York NY GO	3.000%	10/1/2034	165	164
New York NY GO	5.000%	10/1/2034	5	5
New York NY GO	5.000%	12/1/2034	300	319
New York NY GO	5.000%	2/1/2035	250	294
New York NY GO	5.000%	3/1/2035	100	115
New York NY GO	5.000%	4/1/2035	150	157
New York NY GO	5.000%	4/1/2035	80	91
New York NY GO	5.000%	5/1/2035	110	123

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	4.000%	8/1/2035	125	125
New York NY GO	4.000%	8/1/2035	105	105
New York NY GO	5.000%	8/1/2035	75	82
New York NY GO	5.000%	8/1/2035	420	479
New York NY GO	5.000%	8/1/2035	305	326
New York NY GO	5.000%	8/1/2035	140	162
New York NY GO	5.000%	10/1/2035	365	409
New York NY GO	5.000%	10/1/2035	500	590
New York NY GO	5.000%	12/1/2035	125	127
New York NY GO	5.000%	12/1/2035	80	85
New York NY GO	4.000%	3/1/2036	10	10
New York NY GO	5.000%	3/1/2036	10	11
New York NY GO	5.000%	4/1/2036	60	68
New York NY GO	5.000%	4/1/2036	50	57
New York NY GO	4.000%	5/1/2036	45	47
New York NY GO	4.000%	8/1/2036	60	60
New York NY GO	5.000%	8/1/2036	70	79
New York NY GO	5.000%	8/1/2036	40	43
New York NY GO	5.000%	8/1/2036	100	115
New York NY GO	5.000%	8/1/2036	100	117
New York NY GO	5.000%	9/1/2036	115	128
New York NY GO	5.000%	10/1/2036	55	57
New York NY GO	5.000%	3/1/2037	240	262
New York NY GO	5.000%	3/1/2037	55	62
New York NY GO	5.000%	4/1/2037	815	922
New York NY GO	5.000%	5/1/2037	80	88
New York NY GO	4.000%	8/1/2037	380	385
New York NY GO	4.000%	8/1/2037	25	26
New York NY GO	5.000%	8/1/2037	100	113
New York NY GO	5.000%	9/1/2037	220	243
New York NY GO	5.000%	10/1/2037	345	355
New York NY GO	5.000%	10/1/2037	280	310
New York NY GO	3.500%	3/1/2038	275	266
New York NY GO	5.000%	3/1/2038	65	69
New York NY GO	5.000%	3/1/2038	450	505
New York NY GO	5.000%	4/1/2038	150	166
New York NY GO	5.250%	5/1/2038	270	300
New York NY GO	4.000%	8/1/2038	140	142
New York NY GO	5.000%	8/1/2038	415	419
New York NY GO	5.000%	8/1/2038	100	112
New York NY GO	5.000%	9/1/2038	550	618
New York NY GO	5.000%	10/1/2038	110	113
New York NY GO	5.000%	10/1/2038	100	106
New York NY GO	5.000%	12/1/2038	600	630
New York NY GO	5.000%	3/1/2039	205	228
New York NY GO	5.000%	4/1/2039	300	311
New York NY GO	5.000%	4/1/2039	135	150
New York NY GO	4.000%	8/1/2039	20	20
New York NY GO	5.000%	9/1/2039	595	664
New York NY GO	5.000%	2/1/2040	500	561
New York NY GO	4.000%	3/1/2040	610	617
New York NY GO	5.000%	4/1/2040	150	166
New York NY GO	4.000%	8/1/2040	165	166
New York NY GO	4.000%	8/1/2040	100	101
New York NY GO	5.000%	9/1/2040	50	55
New York NY GO	4.000%	10/1/2040	120	121
New York NY GO	5.000%	10/1/2040	400	447
New York NY GO	5.250%	10/1/2040	30	33
New York NY GO	5.000%	12/1/2040	80	83
New York NY GO	3.000%	3/1/2041	55	48
New York NY GO	4.000%	3/1/2041	25	25
New York NY GO	4.000%	3/1/2041	50	50
New York NY GO	4.000%	4/1/2041	20	20
New York NY GO	4.000%	8/1/2041	10	10
New York NY GO	5.000%	8/1/2041	290	316
New York NY GO	5.000%	8/1/2041	20	21
New York NY GO	5.000%	9/1/2041	55	59
New York NY GO	5.000%	9/1/2041	545	601
New York NY GO	3.000%	10/1/2041	75	65
New York NY GO	4.000%	12/1/2041	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	12/1/2041	845	856
	New York NY GO	4.000%	3/1/2042	230	227
	New York NY GO	4.000%	3/1/2042	10	10
	New York NY GO	5.000%	3/1/2042	40	43
	New York NY GO	4.000%	4/1/2042	800	789
	New York NY GO	4.000%	8/1/2042	150	148
	New York NY GO	4.000%	8/1/2042	35	35
	New York NY GO	5.000%	8/1/2042	65	68
	New York NY GO	5.000%	9/1/2042	25	27
	New York NY GO	5.000%	9/1/2042	100	109
	New York NY GO	3.250%	10/1/2042	555	482
	New York NY GO	5.000%	10/1/2042	300	329
	New York NY GO	5.250%	10/1/2042	110	120
	New York NY GO	5.000%	4/1/2043	120	123
	New York NY GO	5.250%	4/1/2043	400	434
	New York NY GO	5.250%	5/1/2043	95	102
	New York NY GO	5.000%	8/1/2043	55	57
	New York NY GO	5.000%	8/1/2043	80	87
	New York NY GO	5.250%	9/1/2043	25	27
	New York NY GO	5.000%	10/1/2043	30	31
	New York NY GO	4.000%	12/1/2043	25	24
	New York NY GO	5.000%	3/1/2044	100	106
	New York NY GO	5.000%	4/1/2044	260	276
	New York NY GO	5.250%	4/1/2044	140	150
	New York NY GO	4.000%	8/1/2044	585	560
	New York NY GO	5.000%	9/1/2044	25	27
	New York NY GO	3.000%	10/1/2044	80	64
	New York NY GO	5.000%	10/1/2044	300	322
	New York NY GO	5.250%	2/1/2045	500	540
	New York NY GO	3.000%	3/1/2045	500	393
	New York NY GO	3.625%	3/1/2045	200	177
	New York NY GO	4.000%	4/1/2045	30	28
	New York NY GO	5.000%	4/1/2045	285	290
	New York NY GO	5.500%	5/1/2045	15	16
	New York NY GO	3.000%	8/1/2045	105	82
	New York NY GO	5.000%	8/1/2045	250	262
	New York NY GO	5.000%	8/1/2045	10	11
	New York NY GO	5.250%	9/1/2045	80	86
	New York NY GO	5.000%	10/1/2045	350	371
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	350	335
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	300	324
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	65	66
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	325	328
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	100	115
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	650	657
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	130	131
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	55	56
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	190	192
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	50	59
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	100	117
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	205	205
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	85	88
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	95	95
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	85	86
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	100	118
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	20	18
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	130	130
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	405	407
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	155	162
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	105	102
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	260	244
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	250	272
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	615	583
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	360	329
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2026	330	330
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	1,000	1,003
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	500	542
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	30	33

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	500	554
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	445	463
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	820	911
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	111
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	75	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	750	833
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	400	411
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	135	153
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	90	96
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	95	106
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	595	674
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	75	85
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	310	351
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	500	567
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	60	62
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	20	21
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	65	71
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	250	288
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	35	35
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	325	356
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	155	161
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	240	266
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	230	246
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	75	86
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	35	37
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	115	117
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	390	443
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	250	296
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	150	178
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	76
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	72
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	135	135
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	200	203
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	65	73
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	250	293
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	145	174
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	40	41
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	80	81
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	160	165
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	125	129
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	325	329
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	630	669
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	60	70
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	215	241
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	50	51
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	225	226
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	150	152
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	685	707
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	195	200
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	105	109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	465	535
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	500	583
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	230	243
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	350	357
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	35	36
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	10	9
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	275	283
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	255	262
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	390	445
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	95	96
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	180	184
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	450	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	255	289
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	250	287
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	35	37
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	10	10
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	600	608
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	250	285
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	75	76
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	425	444
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	620	545
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	50	44
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	25	25
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	125	131
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	610	663
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	30	33
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,127
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	440	450
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	245	210
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	55	55
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	45	50
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	100	102
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	15	15
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	70	69
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	625	679
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	485	471
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	200	194
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	30	29
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	400	383
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	290	311
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	10	10
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	235	241
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	65	69
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2029	75	81
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	70	75
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	170	172
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	235	239
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	50	52
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	300	318
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	115
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	100	116
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	255	297
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	165	194
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2033	65	76
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	135	157
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	100	114
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	250	290
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	90	99
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	65	71
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	165	168
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	40	41
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	65	66
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	50	55
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	75	83
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	180	202
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	50	56
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	825	913
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2030	850	911

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	525	527
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	130	138
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2030	35	37
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2031	115	121
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	100	113
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	65	73
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	150	168
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	215	238
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	410	451
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	500	512
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	200	204
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	150	152
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	620	624
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	260	256
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2027	265	273
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	100	106
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	100	111
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	185	198
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	30	30
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	325	343
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	205	216
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	50	53
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	150	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	10	10
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	75	80
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	510	537
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	250	257
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	586
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	586
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	315	320
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	145	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	150	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	100	103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	350	371
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	315	330
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,430	1,713
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	25	25
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	75	77
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	115	120
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	200	240
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	145	148
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	450	471
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	500	529
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	100	117
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	280	293
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	520	544
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	105	110
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	140	143
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	480	504
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	510	580
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	45	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	95	100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	35	36
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	75	76
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	225	233
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	400	414
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	165	167
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	510	530
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	500	516
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	30	33
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	1,035
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	25	24
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	150	155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15	16
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	60	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	225	231
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	95	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	150	155
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	460	504
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	390	437
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	160	189
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2039	20	23
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	175	164
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	100	101
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	20	20
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	90	95
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	400	443
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	500	566
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	205	215
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	50	59
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,080	1,128
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,130	1,339
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	185	187
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	75	87
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	25	25
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	660	758
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	365	427
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	100	100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	100	111
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	480	472
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	60	66
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	50	54
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	670	621
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	580	544
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	400	382
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	50	54
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	360	279
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	335	357
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	600	665
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	60	68
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	100	112
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	600	704
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5	6
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	75	83
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	55	60
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	1,010	1,094
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	430	461
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	300	335
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	55	57
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	215	216
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	50	57
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	60	67
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	40	41
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	145	147
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	125	124
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	15	14
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	278
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	120	128
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	60	63
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	315	367
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	30	31
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	145	171
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2033	140	146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	25	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	350	418
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2036	15	18
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	100	118
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	105	126
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	270	278
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	70	81
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	15	15
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	100	116
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	215	252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	45	46
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	670	682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	250	283
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	150	152
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	85	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	30	34
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	185	187
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	250	279
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	100	102
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	145	163
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	195	170
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	60	65
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2031	70	70
	Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	590	590
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	250	252
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	460	411
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	950	971
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	240	252
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	500	539
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	90	81
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	243
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	115	130
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	95	80
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	960	993
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	230	189
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	190	196
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	165	170
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	50	52
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	100	115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	20	21
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	310	319
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	170	174
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	450	514
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	320	352
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2041	150	151
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	230	229
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,275	1,311
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	160	172
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	180	176
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	65	67
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	185	187
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	75	77
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	635	662
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	535	558
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	2/1/2028	1,000	1,054
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	420	453
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	1,105	1,183
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	2/1/2029	1,000	1,078
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	205	230
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	113
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	145	158
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	385	445
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2033	170	186
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	245	288
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	100	118
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	190	223
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	235	251
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	200	237
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	231
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	234
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	175	207
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	105	120
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	100	113
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	235	266
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	75	83
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	395	434
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	250	280
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	175	189
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	925	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	40	43
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	125	134
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	30	32
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	325	344
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	90	97
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	260	262
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	25	27
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	25	25
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	1,000	1,093
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	40	44
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	110	121
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	15	17
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	250	287
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2035	250	292
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	250	297
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	115	129
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	250	293
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	300	345
					287,627
North Carolina (0.9%)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	255	255
	Guilford County NC GO	5.000%	3/1/2034	100	118
	Guilford County NC GO	5.000%	3/1/2035	230	274
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	70	73
	North Carolina Appropriations Revenue	5.000%	6/1/2026	55	56
	North Carolina Appropriations Revenue	5.000%	5/1/2027	340	352
	North Carolina Appropriations Revenue	4.000%	5/1/2033	75	78
	North Carolina Appropriations Revenue	4.000%	5/1/2040	200	208
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	675	698
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	630	668
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	680	739
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	50	56
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	120	133
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	50	55
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	65	72
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	335	335
	North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/2035	50	44
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/2042	15	15
	North Carolina GO	5.000%	6/1/2026	110	111
[5]	North Carolina GO	5.000%	6/1/2027	385	398
	North Carolina GO	5.000%	6/1/2028	250	266
[5]	North Carolina GO	5.000%	6/1/2028	205	217
	North Carolina GO	5.000%	6/1/2028	400	426
	North Carolina GO	5.000%	6/1/2029	320	349
[5]	North Carolina GO	5.000%	6/1/2029	365	397
	North Carolina GO	5.000%	6/1/2033	195	228
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	100	103
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	140	151
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	270	291
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	775	835
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	75	81
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	80	86
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	125	134
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	60	68
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	110	111
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	50	50
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	400	230
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	325	165
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	300	142
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	360	159
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	1,215	498
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	210	211
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	10
	Wake County NC GO	5.000%	4/1/2032	500	577
					10,523
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	255	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (1.5%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	175	174
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2046	500	500
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	80	88
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	70	72
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	330	330
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	75	75
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	35	38
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	30	31
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	25	28
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	110	123
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	785	792
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	275	305
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	268
	Columbus OH GO	5.000%	7/1/2026	325	329
[7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	155	143
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	250	256
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2036	450	534
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2038	800	932
	Miami University OH College & University Revenue	5.000%	9/1/2041	475	479
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	160	148
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	250	247
	Ohio GO	5.000%	9/15/2026	105	107
	Ohio GO	5.000%	5/1/2027	280	290
	Ohio GO	5.000%	8/1/2027	75	78
	Ohio GO	5.000%	11/1/2027	275	288
	Ohio GO	5.000%	9/15/2031	100	114
	Ohio GO	5.000%	11/1/2032	140	162
	Ohio GO	5.000%	6/15/2034	1,405	1,664
	Ohio GO	5.000%	11/1/2035	640	765
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	275	289
	Ohio State University College & University Revenue	5.000%	12/1/2033	85	99
	Ohio State University College & University Revenue	3.000%	12/1/2044	40	32
	Ohio State University College & University Revenue	4.000%	12/1/2044	5	5
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	1,250	1,484
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	75	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	20	21
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	80	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	10	11
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	55	58
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	55	40
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	35	24
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	70	46
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	15	8
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	190	95
	Ohio University College & University Revenue	5.000%	12/1/2044	265	269
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/2034	190	190
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	135	146
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	225	242
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	360	385
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	105	109
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	160	164
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	440	456
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	1,070	1,204
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	175	201
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2033	100	110
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	585	690
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	100	118
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	30	33
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	35	39
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	5	6
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	20	22
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	35	37
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	145	156
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	630	683
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	355	389
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	155	176
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	385	452
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	50	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	40	44
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	140	156
					18,269
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	90	90
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	115	117
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	10	10
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	125	126
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	30	31
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	170	173
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/2033	165	167
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2035	315	364
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	100	112
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	350	354
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	265	294
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	500	498
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	75	77
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	120	129
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	80	90
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	255	290
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/2041	165	147
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	140	143
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	93
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	210	243
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	320	320
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	250	266
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	10	10
					4,144
Oregon (0.7%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	55	57
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	485	311
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	235	242
	Deschutes Public Library District GO	3.000%	12/1/2041	210	185
	Multnomah County OR GO	5.000%	6/15/2027	100	104
	Multnomah County OR GO	5.000%	6/15/2028	40	43
	Multnomah County OR School District No. 1J Portland GO	3.500%	6/15/2044	95	83
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	240	242
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	200	207
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	150	66
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2041	56	62
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	1,317	1,534
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	50	58
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	750	766
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	150	162
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	420	452
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	110	118
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	225	240
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2039	350	359
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	65	65
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	400	421
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	80	88
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	330	377
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	265	315
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	115	128
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	20	22
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	500	546
	Oregon Tri-County Metropolitan Transportation District Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	10	10
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	5	5
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	280	293
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	85	88
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	35	36
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	100	58
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	25	13
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	250	119
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	350	136
					8,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania (3.7%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	45	48
	Allegheny County PA GO	5.000%	11/1/2029	125	127
	Allegheny County PA GO	5.000%	11/1/2041	495	499
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	50	51
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	305	309
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	845	857
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	50	51
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	260	264
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	685	697
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	895	917
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	175	180
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	500	515
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	655	683
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	145	151
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	390	406
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	300	313
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	105	107
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	330	338
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	750	769
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	270	285
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	35	37
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	345	369
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	450	491
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	155	169
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	185	202
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	665	727
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	25	27
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	470	477
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	370	414
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	70	80
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	10	11
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	1,000	1,145
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	370	426
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	325	328
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	150	154
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	80	84
	Commonwealth of Pennsylvania GO	5.000%	9/1/2033	50	58
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	250	248
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	1,145	1,175
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	900	1,060
	Commonwealth of Pennsylvania GO	5.000%	9/1/2034	175	203
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	755	761
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	105	121
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	205	202
	Commonwealth of Pennsylvania GO	5.000%	4/1/2035	1,000	1,186
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	50	50
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	45	53
	Commonwealth of Pennsylvania GO	5.000%	9/1/2035	420	484
	Commonwealth of Pennsylvania GO	3.000%	9/15/2035	10	10
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	130	133
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	20	20
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	140	160
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	280	268
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	315	354
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	500	509
	Commonwealth of Pennsylvania GO	5.000%	4/1/2037	500	589
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	135	112
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	20	20
	Commonwealth of Pennsylvania GO	5.000%	4/1/2038	400	467
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	25	20
	Commonwealth of Pennsylvania GO	5.000%	9/1/2038	240	270
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	125	99
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	85	67
	Commonwealth of Pennsylvania GO	5.000%	8/15/2039	600	680
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	180	140
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	10	10
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	90	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	145	106
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	205	208
	Commonwealth of Pennsylvania GO	4.125%	10/1/2041	300	306
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	100	100
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	50	54
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	100	99
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	45	45
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	150	146
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	135	138
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	235	247
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2040	10	11
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	185	219
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	150	174
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	115	130
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	105	124
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	235	252
	Lehigh County IDA Industrial Revenue	3.000%	9/1/2029	1,340	1,354
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	65	77
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	55	65
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	25	25
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	75	75
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	280	215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	105	106
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	370	383
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	175	179
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	95	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	380	397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	125	143
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	95	95
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	250	289
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	125	130
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	525	613
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	85	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	215	252
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	175	182
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	285	295
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	125	126
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	205	206
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	40	41
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,000	1,006
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	20	21
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/2038	60	63
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	540	543
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	330	339
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	680	770
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	360	341
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	600	599
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	610	613
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	330	335
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	145	123
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	15	15
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	250	243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	385	399
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	265	289
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	20	22
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	485	462
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	450	466
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	505	526
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	25	27
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	70	73
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	265	299
[3]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	30	30
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	350	360
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	500	519
	Philadelphia PA GO	5.000%	8/1/2026	55	56
	Philadelphia PA GO	5.000%	8/1/2027	250	260
	Philadelphia PA GO	5.000%	8/1/2032	200	229
	Philadelphia PA GO	5.000%	8/1/2033	165	191
	Philadelphia PA GO	5.000%	8/1/2041	500	560
	Philadelphia PA GO	5.250%	8/1/2044	250	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	200	227
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	425	498
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	120	141
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	85	97
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	200	226
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	550	567
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	145	150
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	215	200
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2032	175	201
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2033	105	122
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2034	125	130
	School District of Philadelphia GO	5.000%	9/1/2026	800	812
[4]	School District of Philadelphia GO	5.000%	6/1/2034	50	57
[1]	School District of Philadelphia GO	4.000%	9/1/2043	485	475
[1]	School District of Philadelphia GO	3.000%	9/1/2044	200	162
	School District of Philadelphia GO	5.000%	9/1/2044	515	532
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	85	86
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	200	203
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	75	81
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	100	117
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	390	390
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	255	292
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2036	300	357
					46,348
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	285	288
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	245	247
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	150	151
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	380	383
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	345	348
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	890	898
	Rhode Island GO	4.125%	8/1/2042	340	343
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	150	156
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2037	155	156
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2040	60	60
					3,030
South Carolina (0.6%)
	Beaufort County School District GO	5.000%	3/1/2027	355	365
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	525	536
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	95	102
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	350	351
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	125	135
	Horry County SC School District GO	5.000%	3/1/2026	110	110
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	50	50
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	30	25
	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	1,700	1,704
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	105	115
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	30	31
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	95	108
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	250	251
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	150	165
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	200	198
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	265	275
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	50	54
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	80	74
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	60	60
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	350	352
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	345	347
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	110	111
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	55	56
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	300	306
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	15	16
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	225	229
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2029	290	318
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	150	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	75	85
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2033	305	333
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	95	98
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	470	483
					7,621
Tennessee (0.5%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	125	130
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2035	600	704
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	395	410
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	70	70
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	25	25
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	50	51
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	140	142
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	180	185
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	60	62
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	125	130
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	55	56
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	145	156
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	30	31
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	50	55
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2030	25	27
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	185	199
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	150	159
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2032	275	291
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2033	75	75
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	190	193
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2034	25	25
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	400	470
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2035	305	302
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	225	263
	Nashville & Davidson County TN Metropolitan Government GO	1.750%	1/1/2036	20	17
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2039	90	93
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	450	502
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	80	81
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	175	193
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	530	517
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	500	571
					6,185
Texas (10.5%)
	Alamo Community College District GO	5.000%	2/15/2027	100	103
	Alamo Community College District GO	5.000%	2/15/2028	375	395
[9]	Aldine Independent School District GO	5.000%	2/15/2045	100	101
[9]	Allen Independent School District GO	5.000%	2/15/2026	250	250
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	125	121
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	90	85
[9]	Arlington TX Independent School District GO	5.000%	2/15/2026	175	175
[9]	Arlington TX Independent School District GO	5.000%	2/15/2027	160	165
[9]	Arlington TX Independent School District GO	4.000%	2/15/2045	285	276
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	205	199
	Austin Community College District GO	4.000%	8/1/2040	10	10
[9]	Austin Independent School District GO	5.000%	8/1/2036	735	850
[9]	Austin Independent School District GO	5.000%	8/1/2037	185	212
[9]	Austin Independent School District GO	5.000%	8/1/2038	255	291
[9]	Austin Independent School District GO	5.000%	8/1/2039	475	538
[9]	Austin Independent School District GO	5.000%	8/1/2040	100	110
[9]	Austin Independent School District GO	5.000%	8/1/2041	290	316
[9]	Austin Independent School District GO	5.000%	8/1/2042	75	81
[9]	Austin Independent School District GO	4.000%	8/1/2043	260	259
	Austin TX GO	5.000%	9/1/2026	600	610
	Austin TX GO	5.000%	9/1/2027	210	219
	Austin TX GO	5.000%	9/1/2034	50	59
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	30	31
[9]	Barbers Hill Independent School District GO	4.000%	2/15/2041	180	182
	Bexar County TX GO	4.000%	6/15/2041	120	120
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	190	193
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	130	132
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	495	516
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	340	354
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	235	251
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	1,120	1,197
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	190	203
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	225	246
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	100	109
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	880	984
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	270	307
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	165	188
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	265	288
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	120	139
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	5	6
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	610	704
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	1,425	1,668
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	470	557
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	70	83
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	85	100
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	290	347
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	105	121
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	200	240
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	20	23
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	265	301
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	500	579
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	10	11
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	385	429
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	225	256
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	15	17
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	230	259
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	360	386
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	205	181
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2045	40	43
[9]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	1,000	1,000
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	195	174
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	215	204
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	745	767
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	35	40
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	375	431
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	135	157
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	500	578
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	215	247
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	645	739
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	95	102
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	540	597
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	35	38
[9]	Clear Creek Independent School District GO	5.000%	2/15/2030	135	149
[9]	Clear Creek Independent School District GO	5.000%	2/15/2031	80	90
[9]	Clear Creek Independent School District GO	5.000%	2/15/2034	875	1,028
[9]	Clear Creek Independent School District GO	5.000%	2/15/2035	35	41
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	270	264
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	535	521
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	225	217
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	100	94
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2045	100	106
[9]	Comal Independent School District GO	5.000%	2/15/2035	130	152
[9]	Conroe Independent School District GO	5.000%	2/15/2037	200	229
[9]	Conroe Independent School District GO	5.000%	2/15/2038	725	823
[9]	Conroe Independent School District GO	5.000%	2/15/2039	420	473
[9]	Conroe Independent School District GO	5.000%	2/15/2039	100	114
[9]	Conroe Independent School District GO	5.000%	2/15/2040	700	782
[9]	Conroe Independent School District GO	5.000%	2/15/2041	25	28
[9]	Conroe Independent School District GO	5.000%	2/15/2043	10	11
[9]	Conroe Independent School District GO	5.000%	2/15/2044	75	81
[9]	Conroe Independent School District GO	5.000%	2/15/2045	500	536
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	65	61
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	30	29
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	150	150
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	355	355
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	720	740
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	225	231
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	320	346
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	350	387
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	230	266
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	240	281
[9]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	10	9
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	150	150
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	300	325
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	125	138
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	90	100
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	160	176
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	140	154
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	65	71
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	100	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	240	257
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	200	223
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	315	350
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	105	116
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	380	438
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	55	61
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	615	718
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	150	157
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2034	250	295
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	115	119
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2035	150	175
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	110	125
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	30	33
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	190	212
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	150	153
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	20	22
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	160	168
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	410	446
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	390	419
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	350	335
[9]	Dallas Independent School District GO	5.000%	2/15/2028	200	211
[9]	Dallas Independent School District GO	5.000%	2/15/2029	250	270
[9]	Dallas Independent School District GO	5.000%	2/15/2030	225	249
[9]	Dallas Independent School District GO	5.000%	2/15/2033	710	822
[9]	Dallas Independent School District GO	3.000%	2/15/2035	325	320
[9]	Dallas Independent School District GO	3.000%	2/15/2036	160	155
[5,9]	Dallas Independent School District GO	5.000%	2/15/2042	500	553
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2028	170	178
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2029	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2031	40	44
	Dallas TX GO	5.000%	2/15/2026	225	225
	Dallas TX GO	5.000%	2/15/2028	200	211
	Dallas TX GO	5.000%	2/15/2029	155	167
	Dallas TX GO	5.000%	2/15/2031	605	680
[1]	Dallas TX GO	3.000%	2/15/2033	40	40
[1]	Dallas TX GO	3.125%	2/15/2035	120	118
[1]	Dallas TX GO	3.250%	2/15/2037	115	112
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2026	70	70
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	150	152
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	180	183
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	10	10
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	400	400
[9]	Denton Independent School District GO	5.000%	8/15/2035	395	455
[9]	Denton Independent School District GO	5.000%	8/15/2036	15	17
[9]	Denton Independent School District GO	5.000%	8/15/2037	560	635
[9]	Denton Independent School District GO	5.000%	8/15/2038	395	445
[9]	Denton Independent School District GO	5.000%	8/15/2042	10	11
[9]	Denton Independent School District GO PUT	4.000%	8/15/2028	100	104
[9]	Denton Independent School District GO PUT	4.000%	8/15/2030	50	53
	El Paso TX GO	4.000%	8/15/2042	300	293
	El Paso TX GO	4.000%	8/15/2044	190	185
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	350	341
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	105	107
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	210	216
[9]	Frisco Independent School District GO	5.000%	2/15/2029	100	108
[9]	Frisco Independent School District GO	5.000%	2/15/2033	600	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Frisco Independent School District GO	5.000%	8/15/2036	80	85
[9]	Garland Independent School District GO	5.000%	2/15/2032	1,310	1,494
[9]	Garland Independent School District GO	5.000%	2/15/2034	185	213
[9]	Garland Independent School District GO	5.000%	2/15/2035	235	268
[9]	Garland Independent School District GO	5.000%	2/15/2036	830	940
[9]	Garland Independent School District GO	5.000%	2/15/2037	115	129
[9]	Garland Independent School District GO	5.000%	2/15/2038	150	167
[9]	Garland Independent School District GO	5.000%	2/15/2040	65	72
[9]	Garland Independent School District GO	5.000%	2/15/2041	150	164
[9]	Garland Independent School District GO	5.000%	2/15/2042	145	157
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2042	75	79
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	440	462
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	110	118
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	120	126
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	35	37
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	125	130
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	795	818
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	415	394
[9]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	645	646
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	125	137
	Harris County Flood Control District GO	5.000%	10/1/2032	55	63
	Harris County Flood Control District GO	3.000%	10/1/2041	45	40
	Harris County TX GO	5.000%	9/15/2028	100	107
	Harris County TX Highway Revenue	5.000%	8/15/2030	125	127
	Harris County TX Highway Revenue	5.000%	8/15/2031	240	243
	Harris County TX Highway Revenue	5.000%	8/15/2032	45	46
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	250	273
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	20	21
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	915	962
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	270	311
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	175	199
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	190	191
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	40	41
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	495	476
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	1,040	1,060
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	510	544
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	290	321
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	275	308
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2042	125	58
	Hidalgo County TX GO	4.000%	8/15/2043	375	373
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	740	871
[9]	Houston Independent School District GO	5.000%	2/15/2026	525	526
[9]	Houston Independent School District GO	5.000%	2/15/2027	790	813
[9]	Houston Independent School District GO	5.000%	2/15/2028	490	504
[9]	Houston Independent School District GO	5.000%	2/15/2031	60	60
[9]	Houston Independent School District GO	5.000%	2/15/2034	135	158
[9]	Houston Independent School District GO	4.000%	2/15/2039	55	55
[9]	Houston Independent School District GO	4.000%	2/15/2040	50	50
	Houston Independent School District GO PUT	5.000%	7/15/2028	235	248
[9]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	2,000	2,033
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	10	11
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	500	573
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	25	26
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	75	76
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	95	97
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	210	234
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	5	6
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	300	305
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	490	578
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2035	110	129
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	55	56
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2043	100	99
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	125	121
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	90	90
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	75	78
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	15	14
	Houston TX GO	5.000%	3/1/2026	315	316
	Houston TX GO	5.000%	3/1/2027	900	902
	Houston TX GO	5.000%	3/1/2028	220	226
	Houston TX GO	5.000%	3/1/2029	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/2030	115	124
	Houston TX GO	5.000%	3/1/2030	175	193
	Houston TX GO	5.000%	3/1/2032	35	40
	Houston TX GO	5.000%	3/1/2034	160	184
	Houston TX GO	5.000%	3/1/2035	150	177
	Houston TX GO	5.000%	3/1/2041	20	22
	Houston TX GO	5.000%	3/1/2042	30	33
	Houston TX GO	5.250%	3/1/2042	165	181
[7]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2031	65	54
[7]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2032	60	48
[9]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	25	26
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	350	378
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	200	213
[9]	Irving Independent School District GO	5.000%	2/15/2043	245	262
[9]	Judson Independent School District GO	4.000%	2/1/2041	155	155
[9]	Judson Independent School District GO	4.000%	2/1/2045	100	94
[9]	Katy Independent School District GO	5.000%	2/15/2027	250	257
[9]	Katy Independent School District GO	5.000%	2/15/2042	35	35
[9]	Katy Independent School District GO	4.000%	2/15/2045	250	244
[9]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	225	228
[9]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	90	89
[9]	Leander Independent School District GO	5.000%	8/15/2036	1,000	1,174
[9]	Leander Independent School District GO	5.000%	8/15/2040	50	57
[9]	Leander Independent School District GO	0.000%	8/16/2042	250	123
[9]	Leander Independent School District GO	0.000%	8/16/2043	50	23
[9]	Lewisville Independent School District GO	4.000%	8/15/2026	10	10
[9]	Lewisville Independent School District GO	4.000%	8/15/2027	65	65
[9]	Lewisville Independent School District GO	5.000%	8/15/2029	360	393
[9]	Lewisville Independent School District GO	5.000%	8/15/2036	720	821
[9]	Lewisville Independent School District GO	5.000%	8/15/2039	275	307
[9]	Lewisville Independent School District GO	5.000%	8/15/2040	285	315
[9]	Lewisville Independent School District GO	5.000%	8/15/2042	120	131
[9]	Lewisville Independent School District GO	5.000%	8/15/2043	140	151
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	105	105
	Lone Star College System GO	5.000%	8/15/2042	70	71
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	100	115
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	50	52
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	170	190
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	40	45
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	200	225
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	30	31
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	145	155
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	135	139
[9]	Mansfield Independent School District GO	4.000%	2/15/2044	200	193
[9]	Medina Valley Independent School District GO	5.000%	2/15/2038	565	627
[9]	Mesquite Independent School District GO	5.000%	8/15/2044	100	108
[9]	Midland Independent School District GO	4.000%	2/15/2041	35	35
[9]	Midland Independent School District GO	4.000%	2/15/2042	35	35
[9]	Midlothian Independent School District GO	3.000%	2/15/2045	15	12
[9]	North East TX Independent School District GO	5.250%	2/1/2027	15	15
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	625	602
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	175	183
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	135	151
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	145	171
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	155	169
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	680	697
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	100	108
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	170	187
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	155	173
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	300	337
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	190	213
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	55	56
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	100	114
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	425	435
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	295	344
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	45	53
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	110	112
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	445	512
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	225	216
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	5	5
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	230	234
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	250	255
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	230	231
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	350	369
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	300	300
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	55	56
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	65	72
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	325	331
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	50	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	25	28
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	95	106
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	190	188
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	230	225
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	210	231
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2045	130	139
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2046	35	27
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	110	105
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	390	361
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	170	153
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	300	262
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	60	49
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	695	525
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	170	122
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	100	68
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	1,000	653
[9]	Northside Independent School District GO PUT	3.550%	6/1/2028	675	688
[9]	Northwest Independent School District GO	4.000%	2/15/2045	685	668
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	15	17
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2028	145	155
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	125	140
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	55	62
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	20	23
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	225	259
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	100	117
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	545	637
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	145	165
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2035	135	158
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	310	359
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	395	454
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	100	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	575	655
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	265	302
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	80	91
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	105	113
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	100	109
[9]	Plano Independent School District GO	5.000%	2/15/2031	165	185
[9]	Plano Independent School District GO	5.000%	2/15/2032	145	165
[9]	Plano Independent School District GO	5.000%	2/15/2033	250	289
	Plano Independent School District GO	5.000%	2/15/2034	35	40
	Plano Independent School District GO	5.000%	2/15/2037	65	73
	Plano Independent School District GO	5.000%	2/15/2038	25	28
	Plano Independent School District GO	5.000%	2/15/2041	150	164
	Plano Independent School District GO	5.000%	2/15/2042	105	113
	Plano Independent School District GO	5.000%	2/15/2043	55	59
[9]	Round Rock Independent School District GO	5.000%	8/1/2030	55	60
[9]	Round Rock Independent School District GO	5.000%	8/1/2031	370	402
[9]	Round Rock Independent School District GO	4.000%	8/1/2032	60	63
[9]	Round Rock Independent School District GO	2.750%	8/1/2034	275	266
[9]	Round Rock Independent School District GO	4.000%	8/1/2044	150	148
[9]	Round Rock Independent School District GO	5.000%	8/1/2045	5	5
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	290	282
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	350	350
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	435	457
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	720	757
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	155	157
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	160	162
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	235	268
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	250	289
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	160	161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	215	234
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	250	293
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	60	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	190	225
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	70	75
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	200	238
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	260	300
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	28
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	200	226
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	85	94
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2042	105	116
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	100	111
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	30	33
[5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	515	515
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	475	479
[5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	380	381
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	495	500
[5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	470	474
	San Antonio Water System Water Revenue	5.000%	5/15/2034	50	51
	San Antonio Water System Water Revenue	5.000%	5/15/2038	495	571
	San Antonio Water System Water Revenue	4.000%	5/15/2040	225	225
	San Jacinto Community College District GO	4.000%	2/15/2041	140	140
	San Jacinto Community College District GO	5.000%	2/15/2044	90	93
	Smith County TX GO	5.000%	8/15/2043	80	86
[9]	Socorro Independent School District GO	5.000%	8/15/2043	350	354
[9]	Spring Branch Independent School District GO	5.000%	2/1/2027	200	205
[9]	Spring Branch Independent School District GO	5.000%	2/1/2029	390	420
	Tarrant County College District GO	5.000%	8/15/2040	30	33
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2030	90	99
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	225	260
	Texas A&M University College & University Revenue	5.000%	5/15/2028	50	52
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	300	305
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	110	127
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	275	322
	Texas GO	5.000%	10/1/2028	610	654
	Texas GO	5.000%	10/1/2029	275	287
	Texas GO	5.000%	10/1/2030	155	162
	Texas GO	5.000%	10/1/2030	590	661
	Texas GO	5.000%	10/1/2031	70	73
	Texas GO	5.000%	10/1/2031	65	68
	Texas GO	5.000%	10/1/2033	330	343
	Texas GO	5.000%	10/1/2034	150	178
	Texas GO	5.000%	10/1/2034	700	832
	Texas GO	5.000%	10/1/2035	555	664
	Texas GO	5.000%	8/1/2039	575	652
	Texas GO	5.000%	10/1/2039	500	574
	Texas GO	5.000%	10/1/2040	250	284
	Texas GO	5.000%	10/1/2041	325	366
	Texas GO	5.000%	10/1/2042	235	262
	Texas GO	5.000%	10/1/2043	500	552
	Texas GO	5.000%	10/1/2044	1,000	1,091
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	125	135
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	65	69
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	250	264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	675	676
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	545	541
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	145	159
	Texas State University System College & University Revenue	5.000%	3/15/2027	200	206
	Texas State University System College & University Revenue	5.000%	3/15/2028	445	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State University System College & University Revenue	5.000%	3/15/2029	50	51
	Texas State University System College & University Revenue	5.000%	3/15/2031	40	41
	Texas State University System College & University Revenue	5.000%	3/15/2033	215	248
	Texas Transportation Commission GO	5.000%	4/1/2027	110	114
	Texas Transportation Commission GO	5.000%	4/1/2029	425	461
	Texas Transportation Commission GO	5.000%	4/1/2031	175	198
	Texas Transportation Commission GO	5.000%	4/1/2033	600	696
	Texas Transportation Commission GO	5.000%	4/1/2034	520	605
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	165	193
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2037	550	637
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2040	200	226
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	200	221
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	200	215
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	60	64
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	50	52
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	320	343
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	95	102
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	315	329
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	173
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	205	205
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	345	346
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	250	257
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	100	102
	Texas Water Development Board Water Revenue	3.000%	10/15/2034	295	295
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	280	284
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	190	195
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	400	396
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	190	193
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	240	240
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	205	209
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	70	71
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	80	81
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	255	274
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	40	40
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	110	125
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	55	55
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	20	21
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	40	42
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	95	108
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	250	230
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	185	197
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	60	68
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	140	140
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	330	330
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	275	311
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	300	296
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	320	327
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	110	117
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	475	480
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	200	198
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	80	85
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	635	635
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	250	250
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	25	26
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	135	134
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	75	81
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	145	156
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	365	355
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	275	281
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	100	102
	University of Houston College & University Revenue	5.000%	2/15/2036	235	235
	University of Houston College & University Revenue	5.000%	2/15/2042	200	215
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	95	95
	Williamson County TX GO	4.000%	2/15/2026	485	485
	Williamson County TX GO	5.000%	2/15/2030	50	55
	Williamson County TX GO	5.000%	2/15/2031	160	180
[9]	Wylie Independent School District GO	3.000%	8/15/2044	50	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,9]	Wylie Independent School District GO, 4.125% coupon rate effective 8/15/2028	3.250%	8/15/2041	35	35
					129,645
Utah (0.9%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	210	229
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	30	34
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	25	28
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	50	52
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	205	230
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	180	201
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	60	66
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	490	544
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	85	94
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	50	54
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	500	541
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	105	116
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	325	351
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	225	247
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	110	119
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	75	82
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	155	164
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	150	162
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	665	697
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	205	220
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	10	11
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2039	175	193
	Utah GO	5.000%	7/1/2027	210	218
	Utah GO	5.000%	7/1/2028	190	203
	Utah GO	5.000%	7/1/2030	15	16
	Utah GO	5.000%	7/1/2031	30	32
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	5	6
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	950	995
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	160	180
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	180	194
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	295	332
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	1,525	1,212
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2033	150	175
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2034	105	124
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	100	118
[4]	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	1,070	1,254
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	60	69
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	300	352
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	150	172
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	50	57
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	100	114
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	245	276
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	155	156
					10,690
Vermont (0.0%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/2040	105	104
Virginia (1.4%)
	Fairfax County VA GO	4.000%	10/1/2026	245	246
	Fairfax County VA GO	4.000%	10/1/2027	195	196
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	140	142
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	100	96
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	55	56
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	480	510
	University of Virginia College & University Revenue	5.000%	4/1/2038	600	615
	University of Virginia College & University Revenue	5.000%	4/1/2042	205	209
	University of Virginia College & University Revenue	4.000%	4/1/2045	190	187
	University of Virginia College & University Revenue	5.000%	4/1/2045	60	60
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	240	240
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	160	160
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	55	55
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	490	482
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	245	245
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	360	360
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	720	759
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	220	232

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	760	800
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	175	189
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	365	384
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	25	26
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,000	1,105
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	45	50
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	50	54
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	215	221
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	200	200
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	95	109
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	310	361
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	590	582
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	145	167
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	140	161
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2036	200	201
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	175	196
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	100	101
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	65	72
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	65	72
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	40	40
Virginia College Building Authority Intergovernmental Agreement Revenue	4.000%	2/1/2041	525	535
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	300	308
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	55	62
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	55	63
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	25	25
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	10	10
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	200	196
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2026	215	215
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	120	123
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	55	55
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	160	154
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	95	90
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	375	378
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	45	47
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	45	47
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	425	444
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	5	5
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	265	270
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	25	25
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	115	125
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	165	190
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	135	156
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2033	60	65
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	55	64
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	180	194
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2036	365	388
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2037	635	670
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2030	125	139
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2031	65	74
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2031	90	91
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	175	176
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	135	141
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	100	101
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	380	395
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	675	762
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2034	225	239

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	125	132
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2036	225	236
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	35	36
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	10	11
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	145	151
Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	125	125
				17,676
Washington (4.1%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	115	117
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	200	215
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	290	326
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	120	137
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2032	185	209
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	230	259
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	430	421
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	120	133
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	185	190
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	120	127
Energy Northwest Nuclear Revenue	5.000%	7/1/2026	555	561
Energy Northwest Nuclear Revenue	5.000%	7/1/2028	205	207
Energy Northwest Nuclear Revenue	4.000%	7/1/2030	170	182
Energy Northwest Nuclear Revenue	5.000%	7/1/2030	290	309
Energy Northwest Nuclear Revenue	5.000%	7/1/2030	140	156
Energy Northwest Nuclear Revenue	5.000%	7/1/2031	420	447
Energy Northwest Nuclear Revenue	5.000%	7/1/2031	340	386
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	255	294
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	180	191
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	665	706
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	250	258
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	150	172
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	25	27
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	195	207
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	100	103
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	165	175
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	175	203
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	100	115
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	90	97
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	360	396
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	60	64
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	315	354
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	25	29
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	135	148
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	500	559
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	575	615
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	35	37
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	120	137
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	25	27
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	55	62
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	65	70
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	160	180
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	385	414
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	20	23
Energy Northwest Nuclear Revenue	4.000%	7/1/2042	1,150	1,163
Energy Northwest Nuclear Revenue	5.000%	7/1/2042	250	280
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	435	452
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	265	268
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	55	56
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	365	379
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	65	68
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	350	373
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	110	127
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	400	456
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	230	233
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	520	554
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2033	295	345
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	585	608
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2031	250	284
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2037	25	29
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	335	385

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	125	131
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	60	68
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2034	100	118
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	195	205
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	205	224
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	275	311
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	405	452
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	175	193
King County School District No. 210 Federal Way GO	3.000%	12/1/2039	20	18
King County School District No. 403 Renton GO	4.000%	12/1/2040	20	20
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	125	125
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	70	70
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	190	194
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	250	261
King County WA GO	4.000%	1/1/2027	130	132
King County WA GO	5.000%	1/1/2030	770	849
King County WA GO	4.000%	7/1/2030	450	459
King County WA GO	5.000%	1/1/2032	110	125
King County WA Sewer Revenue	4.000%	7/1/2030	330	332
King County WA Sewer Revenue	5.000%	1/1/2034	150	176
King County WA Sewer Revenue	4.000%	7/1/2038	90	90
King County WA Sewer Revenue	4.000%	7/1/2041	500	500
King County WA Sewer Revenue	4.000%	7/1/2041	40	40
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2042	100	100
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	30	33
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	40	45
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	50	57
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	15	15
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	120	118
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	565	551
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	95	107
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	335	374
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	550	587
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	285	290
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	100	101
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	515	515
University of Washington College & University Revenue	4.000%	12/1/2041	50	49
University of Washington College & University Revenue	3.125%	7/1/2042	235	202
University of Washington College & University Revenue	3.250%	7/1/2043	85	72
Washington GO	4.000%	7/1/2026	185	186
Washington GO	4.000%	7/1/2026	395	398
Washington GO	5.000%	8/1/2026	635	644
Washington GO	4.000%	7/1/2027	715	733
Washington GO	5.000%	7/1/2027	330	343
Washington GO	5.000%	7/1/2027	350	364
Washington GO	5.000%	7/1/2027	500	519
Washington GO	5.000%	7/1/2027	290	301
Washington GO	5.000%	8/1/2027	380	396
Washington GO	4.000%	7/1/2028	160	167
Washington GO	5.000%	7/1/2028	205	218
Washington GO	5.000%	7/1/2028	200	213
Washington GO	5.000%	8/1/2028	180	187
Washington GO	5.000%	8/1/2028	440	458
Washington GO	5.000%	8/1/2028	525	560
Washington GO	5.000%	8/1/2028	1,380	1,472
Washington GO	5.000%	7/1/2029	200	218
Washington GO	5.000%	7/1/2029	780	851
Washington GO	5.000%	8/1/2029	70	77
Washington GO	5.000%	7/1/2030	410	457
Washington GO	5.000%	7/1/2030	140	156
Washington GO	5.000%	8/1/2030	175	182
Washington GO	5.000%	8/1/2030	380	395
Washington GO	5.000%	8/1/2030	40	45
Washington GO	5.000%	7/1/2031	65	74
Washington GO	5.000%	7/1/2031	185	210
Washington GO	5.000%	8/1/2031	15	16
Washington GO	5.000%	8/1/2031	75	85
Washington GO	5.000%	8/1/2031	355	404
Washington GO	5.000%	7/1/2032	200	231

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/2032	735	849
Washington GO	5.000%	7/1/2032	400	462
Washington GO	5.000%	8/1/2032	100	104
Washington GO	5.000%	8/1/2032	275	286
Washington GO	5.000%	8/1/2032	40	46
Washington GO	5.000%	8/1/2032	60	69
Washington GO	5.000%	7/1/2033	120	141
Washington GO	5.000%	7/1/2033	300	352
Washington GO	5.000%	8/1/2033	160	162
Washington GO	5.000%	8/1/2033	290	333
Washington GO	5.000%	8/1/2033	175	205
Washington GO	5.000%	2/1/2034	50	57
Washington GO	5.000%	8/1/2034	530	536
Washington GO	5.000%	8/1/2034	320	331
Washington GO	5.000%	8/1/2034	65	77
Washington GO	5.000%	8/1/2034	55	65
Washington GO	5.000%	8/1/2035	410	458
Washington GO	5.000%	8/1/2035	10	11
Washington GO	5.000%	8/1/2035	405	419
Washington GO	5.000%	8/1/2035	250	294
Washington GO	5.000%	2/1/2036	75	81
Washington GO	5.000%	2/1/2036	65	73
Washington GO	5.000%	7/1/2036	20	23
Washington GO	5.000%	8/1/2036	55	61
Washington GO	5.000%	8/1/2036	195	223
Washington GO	5.000%	8/1/2036	140	163
Washington GO	5.000%	8/1/2036	110	126
Washington GO	5.000%	8/1/2036	15	17
Washington GO	5.000%	2/1/2037	5	6
Washington GO	5.000%	2/1/2037	165	178
Washington GO	5.000%	7/1/2037	85	97
Washington GO	5.000%	8/1/2037	240	273
Washington GO	5.000%	8/1/2037	40	44
Washington GO	5.000%	8/1/2037	295	341
Washington GO	5.000%	8/1/2037	25	28
Washington GO	5.000%	2/1/2038	10	10
Washington GO	5.000%	2/1/2038	385	433
Washington GO	5.000%	2/1/2038	70	75
Washington GO	5.000%	2/1/2038	65	74
Washington GO	5.000%	2/1/2038	75	77
Washington GO	5.000%	6/1/2038	10	11
Washington GO	5.000%	8/1/2038	35	40
Washington GO	5.000%	8/1/2038	470	523
Washington GO	5.000%	8/1/2038	930	1,067
Washington GO	5.000%	8/1/2038	220	234
Washington GO	5.000%	8/1/2038	50	57
Washington GO	5.000%	2/1/2039	250	255
Washington GO	5.000%	2/1/2039	260	287
Washington GO	5.000%	2/1/2039	15	16
Washington GO	5.000%	2/1/2039	40	42
Washington GO	5.000%	2/1/2039	25	28
Washington GO	5.000%	2/1/2039	100	112
Washington GO	5.000%	6/1/2039	20	22
Washington GO	5.000%	8/1/2039	15	17
Washington GO	5.000%	8/1/2039	45	50
Washington GO	5.000%	8/1/2039	150	171
Washington GO	5.000%	8/1/2039	210	223
Washington GO	5.000%	8/1/2039	250	284
Washington GO	5.000%	8/1/2039	150	173
Washington GO	5.000%	2/1/2040	125	129
Washington GO	5.000%	2/1/2040	25	25
Washington GO	5.000%	6/1/2040	20	21
Washington GO	5.000%	8/1/2040	5	5
Washington GO	5.000%	8/1/2040	210	231
Washington GO	5.000%	8/1/2040	75	79
Washington GO	5.000%	2/1/2041	65	69
Washington GO	5.000%	2/1/2041	50	55
Washington GO	5.000%	2/1/2041	280	289
Washington GO	5.000%	2/1/2041	5	6
Washington GO	5.000%	8/1/2041	20	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/2041	50	56
	Washington GO	5.000%	2/1/2042	200	211
	Washington GO	5.000%	2/1/2042	350	355
	Washington GO	5.000%	2/1/2042	145	156
	Washington GO	5.000%	2/1/2042	245	270
	Washington GO	5.000%	8/1/2042	100	104
	Washington GO	5.000%	8/1/2042	5	5
	Washington GO	5.000%	8/1/2042	35	39
	Washington GO	5.000%	8/1/2042	100	112
	Washington GO	5.000%	2/1/2043	40	42
	Washington GO	5.000%	2/1/2043	65	71
	Washington GO	5.000%	8/1/2043	145	154
	Washington GO	5.000%	8/1/2043	150	156
	Washington GO	5.000%	8/1/2043	65	68
	Washington GO	5.000%	8/1/2043	115	125
	Washington GO	5.000%	8/1/2043	100	107
	Washington GO	5.000%	2/1/2044	60	62
	Washington GO	5.000%	2/1/2044	100	106
	Washington GO	5.000%	2/1/2044	670	722
	Washington GO	5.000%	2/1/2044	65	67
	Washington GO	5.000%	8/1/2044	365	388
	Washington GO	5.000%	8/1/2044	35	38
	Washington GO	5.000%	2/1/2045	20	21
	Washington GO	5.000%	2/1/2045	170	183
	Washington GO	5.000%	8/1/2045	10	11
	Whatcom County WA School District No. 501 Bellingham GO	5.000%	12/1/2039	120	133
					50,995
West Virginia (0.0%)
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.250%	6/1/2045	150	159
	West Virginia GO	5.000%	12/1/2041	25	26
	West Virginia GO	4.000%	6/1/2043	20	20
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	100	102
					307
Wisconsin (1.3%)
	Franklin Public School District GO	4.000%	4/1/2045	225	219
	Green Bay Area Public School District GO	5.000%	4/1/2027	795	819
	Mount Pleasant WI Tax Allocation Tax Increment/Allocation Revenue	5.000%	4/1/2043	100	103
[8]	Public Finance Authority Charter School Aid Revenue, Prere.	5.000%	6/15/2026	210	212
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	150	150
[1]	Racine Unified School District GO	4.000%	4/1/2045	525	505
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	2,000	2,014
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	430	445
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	160	165
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	100	104
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	165	180
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	125	139
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	50	58
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	60	69
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	560	652
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2034	775	914
	Wisconsin GO	5.000%	5/1/2026	175	176
	Wisconsin GO	5.000%	5/1/2026	500	503
	Wisconsin GO	5.000%	5/1/2026	500	503
	Wisconsin GO	5.000%	5/1/2027	135	140
	Wisconsin GO	5.000%	5/1/2027	330	341
	Wisconsin GO	5.000%	5/1/2027	50	52
	Wisconsin GO	5.000%	11/1/2027	100	103
	Wisconsin GO	5.000%	11/1/2027	340	352
	Wisconsin GO	5.000%	11/1/2028	235	243
	Wisconsin GO	5.000%	11/1/2028	50	52
	Wisconsin GO	5.000%	5/1/2030	115	128
	Wisconsin GO	5.000%	5/1/2030	695	773
	Wisconsin GO	5.000%	5/1/2030	375	417
	Wisconsin GO	5.000%	11/1/2030	290	300
	Wisconsin GO	5.000%	5/1/2031	285	323
	Wisconsin GO	5.000%	5/1/2031	100	113
	Wisconsin GO	5.000%	5/1/2031	450	510
	Wisconsin GO	5.000%	5/1/2031	165	187
	Wisconsin GO	5.000%	5/1/2032	20	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/2032	230	265
	Wisconsin GO	5.000%	5/1/2033	1,000	1,169
	Wisconsin GO	5.000%	5/1/2034	185	219
	Wisconsin GO	5.000%	5/1/2035	75	87
	Wisconsin GO	5.000%	5/1/2035	155	182
	Wisconsin GO	5.000%	5/1/2036	20	23
	Wisconsin GO	5.000%	5/1/2036	750	879
	Wisconsin GO	5.000%	5/1/2037	20	23
	Wisconsin GO	5.000%	5/1/2038	295	337
	Wisconsin GO	5.000%	5/1/2038	235	272
[5]	Wisconsin GO	5.000%	5/1/2038	900	1,049
	Wisconsin GO	5.000%	5/1/2039	15	17
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	60	60
					16,569
Total Tax-Exempt Municipal Bonds (Cost $1,203,089)					1,227,382
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[10]	Vanguard Municipal Low Duration Fund (Cost $5,586)	2.218%		558,536	5,586
Total Investments (99.6%) (Cost $1,208,675)					1,232,968
Other Assets and Liabilities—Net (0.4%)					5,372
Net Assets (100%)					1,238,340
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $1,259, representing 0.1% of net assets.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,227,382	—	1,227,382
Temporary Cash Investments	5,586	—	—	5,586
Total	5,586	1,227,382	—	1,232,968